UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07917

Wilshire Variable Insurance Trust
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jason Schwarz, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1.   Schedule of Investments

Wilshire Variable Insurance Trust
Equity Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value

INVESTMENTS IN UNDERLYING FUNDS — 68.5%
1,648,733	Wilshire Large Company Growth Portfolio*	$70,269,019
3,545,615	Wilshire Large Company Value Portfolio*	69,954,977

Total Investments in Underlying Funds
(Cost $126,218,119)		140,223,996

COMMON STOCK — 30.9%
Consumer Discretionary — 4.3%
570	Amazon.com, Inc.†(a)	178,205
2,900	CBS Corp., Class B	159,964
6,500	Comcast Corp., Class A	293,475
1,950	Delphi Automotive PLC(a)	113,919
1,700	Dollar Tree, Inc.†	97,172
9,900	Ford Motor Co.	167,013
3,400	Gannett Co., Inc.	91,086
3,300	Gap, Inc. (The)	132,924
3,000	General Motors Co.†	107,910
4,500	Goodyear Tire & Rubber Co. (The)(a)	101,025
1,500	Harman International Industries, Inc.	99,345
3,550	Home Depot, Inc. (The)	269,267
1,750	L Brands, Inc.	106,925
23,385	Lowe's Cos., Inc.	1,113,360
1,450	McDonald's Corp.(a)	139,505
975	News Corp., Class A†(a)	15,659
2,700	NIKE, Inc., Class B	196,128
1,100	O'Reilly Automotive, Inc.†	140,349
1,600	PetSmart, Inc.(a)	122,016
1,500	Starbucks Corp.(a)	115,455
9,179	Time Warner Cable, Inc., Class A	1,024,376
3,000	Time Warner, Inc.	197,430
2,600	TJX Cos., Inc.	146,614
6,728	Tupperware Brands Corp.(a)	581,097
3,900	Twenty-First Century Fox, Inc.(a)	130,650
4,451	VF Corp.(a)	885,971
3,500	Walt Disney Co. (The)	225,715
6,391	Whirlpool Corp.	935,898
12,462	Yum! Brands, Inc.	889,662
		8,778,115
Consumer Staples — 3.3%
4,850	Altria Group, Inc.	166,598
2,200	Archer-Daniels-Midland Co.	81,048
30,605	Coca-Cola Co. (The)	1,159,317
700	Costco Wholesale Corp.(a)	80,584
21,797	CVS Caremark Corp.	1,236,980
2,100	General Mills, Inc.	100,632
1,100	Hershey Co. (The)	101,750
1,800	Hormel Foods Corp.(a)	75,816
1,700	Kimberly-Clark Corp.(a)	160,174
2,450	Kraft Foods Group, Inc.	128,478
3,050	Kroger Co. (The)	123,037
12,210	McCormick & Co., Inc.(a)	789,987
3,750	Mondelez International, Inc., Class A(a)	117,825
3,400	PepsiCo, Inc.	270,300
14,831	Philip Morris International, Inc.	1,284,216
5,800	Procter & Gamble Co. (The)(a)	438,422
3,100	Reynolds American, Inc.(a)	151,218
2,500	Sysco Corp.(a)	79,575
2,100	Wal-Mart Stores, Inc.	155,316

Shares		Value
Consumer Staples — 3.3% (continued)
1,800	Whole Foods Market, Inc.(a)	$105,300
		6,806,573
Energy — 3.2%
2,600	Baker Hughes, Inc.	127,660
3,400	Chesapeake Energy Corp.(a)	87,992
12,209	Chevron Corp.	1,483,393
4,050	ConocoPhillips(a)	281,516
1,450	Diamond Offshore Drilling, Inc.(a)	90,364
1,700	Ensco PLC, Class A	91,375
650	EOG Resources, Inc.	110,032
8,000	Exxon Mobil Corp.	688,320
1,350	Helmerich & Payne, Inc.(a)	93,082
24,751	Kinder Morgan, Inc.(a)	880,393
4,400	Marathon Oil Corp.	153,472
1,950	Marathon Petroleum Corp.	125,424
2,300	Murphy Oil Corp.	138,736
2,600	Noble Corp.(a)	98,202
2,000	Occidental Petroleum Corp.	187,080
10,962	Phillips 66	633,823
1,700	Schlumberger, Ltd.	150,212
23,958	Seadrill, Ltd.(a)	1,080,027
		6,501,103
Financials — 4.7%
9,414	ACE, Ltd.(a)	880,774
2,700	Allstate Corp. (The)	136,485
1,600	American Express Co.	120,832
3,150	American International Group, Inc.	153,184
1,800	Assurant, Inc.	97,380
17,500	Bank of America Corp.	241,500
23,453	Bank of New York Mellon Corp. (The)	708,046
2,600	Berkshire Hathaway, Inc., Class B†	295,126
2,670	BlackRock, Inc., Class A(a)	722,555
1,400	Capital One Financial Corp.	96,236
2,550	Cincinnati Financial Corp.(a)	120,258
5,650	Citigroup, Inc.	274,081
10,979	Cullen/Frost Bankers, Inc.(a)	774,569
2,500	Equity Residential(a) (b)	133,925
4,700	Fifth Third Bancorp	84,788
1,250	Goldman Sachs Group, Inc. (The)(a)	197,763
26,767	JPMorgan Chase & Co.	1,383,586
3,300	Leucadia National Corp.	89,892
3,900	Lincoln National Corp.(a)	163,761
1,250	M&T Bank Corp.(a)	139,900
2,300	Macerich Co. (The)(b)	129,812
1,850	McGraw Hill Financial, Inc.	121,342
3,300	MetLife, Inc.	154,935
2,900	Prologis, Inc.(a) (b)	109,098
1,800	Prudential Financial, Inc.	140,364
2,600	SLM Corp.	64,740
1,800	State Street Corp.	118,350
3,950	SunTrust Banks, Inc.	128,059
2,750	Travelers Cos., Inc. (The)	233,118
3,400	U.S. Bancorp	124,372
34,723	Wells Fargo & Co.	1,434,754
2,700	XL Group PLC, Class A	83,214
		9,656,799
Health Care — 3.9%
21,772	AbbVie, Inc.	973,862
2,100	Aetna, Inc.	134,442
2,150	AmerisourceBergen Corp., Class A	131,365
1,150	Amgen, Inc.	128,731
700	Biogen Idec, Inc.†	168,532
2,400	Cardinal Health, Inc.	125,160

Wilshire Variable Insurance Trust
Equity Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — 3.9% (continued)
2,550	CareFusion Corp.†	$94,095
1,700	Celgene Corp.†	261,681
2,500	Cerner Corp.†(a)	131,375
1,300	Cigna Corp.	99,918
11,484	Covidien PLC	699,835
3,450	Eli Lilly & Co.	173,638
1,950	Forest Laboratories, Inc.†(a)	83,440
1,700	Gilead Sciences, Inc.†	106,828
1,050	Humana, Inc.	97,996
5,400	Johnson & Johnson	468,126
1,450	McKesson Corp.	186,035
2,400	Medtronic, Inc.	127,800
7,650	Merck & Co., Inc.	364,217
4,340	Novo Nordisk ADR	734,415
50,132	Pfizer, Inc.	1,439,290
1,900	St. Jude Medical, Inc.	101,916
11,066	UnitedHealth Group, Inc.	792,436
1,250	WellPoint, Inc.	104,513
1,500	Zimmer Holdings, Inc.(a)	123,210
		7,852,856
Industrials — 2.9%
1,700	3M Co.	202,997
1,500	Avery Dennison Corp.	65,280
1,700	Boeing Co. (The)	199,750
6,522	Caterpillar, Inc.(a)	543,739
800	Cummins, Inc.	106,296
1,500	Dover Corp.(a)	134,745
11,702	Eaton Corp. PLC	805,566
2,400	Emerson Electric Co.	155,280
950	FedEx Corp.	108,404
1,350	Fluor Corp.	95,796
21,200	General Electric Co.	506,468
10,981	Honeywell International, Inc.	911,862
1,050	Illinois Tool Works, Inc.	80,084
1,750	Ingersoll-Rand PLC	113,645
1,050	Northrop Grumman Corp.	100,023
700	Parker Hannifin Corp.	76,104
3,400	Raytheon Co.(a)	262,038
1,000	Rockwell Automation, Inc.(a)	106,940
7,150	Southwest Airlines Co.	104,104
6,917	Union Pacific Corp.	1,074,487
1,200	United Technologies Corp.	129,384
350	WW Grainger, Inc.(a)	91,598
		5,974,590
Information Technology — 5.0%
9,866	Accenture PLC, Class A	726,532
1,750	Akamai Technologies, Inc.†	90,475
3,660	Apple, Inc.	1,744,905
3,950	CA, Inc.	117,196
11,200	Cisco Systems, Inc.	262,304
1,850	Cognizant Technology Solutions Corp., Class A†	151,922
9,050	Corning, Inc.	132,040
1,700	eBay, Inc.†	94,843
15,818	Fidelity National Information Services, Inc.	734,588
3,750	FLIR Systems, Inc.	117,750
450	Google, Inc., Class A†(a)	394,159
5,500	Hewlett-Packard Co.	115,390
7,250	Intel Corp.(a)	166,170
1,850	International Business Machines Corp.	342,583
1,650	Lam Research Corp.†(a)	84,463
2,450	Linear Technology Corp.(a)	97,167

Shares		Value
Information Technology — 5.0% (continued)
12,850	LSI Corp.	$100,487
280	Mastercard, Inc., Class A	188,379
38,968	Microsoft Corp.	1,298,024
12,612	Motorola Solutions, Inc.	748,900
2,100	NetApp, Inc.(a)	89,502
6,250	Oracle Corp.	207,313
19,008	QUALCOMM, Inc.	1,280,379
1,200	SanDisk Corp.	71,412
2,800	Seagate Technology PLC(a)	122,472
3,300	Symantec Corp.	81,675
3,350	Texas Instruments, Inc.	134,905
1,150	Visa, Inc., Class A(a)	219,765
1,200	Western Digital Corp.	76,080
6,900	Xerox Corp.	71,001
5,600	Yahoo!, Inc.†	185,696
		10,248,477
Materials — 1.1%
350	CF Industries Holdings, Inc.(a)	73,790
1,000	Eastman Chemical Co.	77,900
900	Ecolab, Inc.	88,884
2,850	EI du Pont de Nemours & Co.(a)	166,896
1,250	International Flavors & Fragrances, Inc.	102,875
2,000	LyondellBasell Industries NV, Class A	146,460
10,275	Packaging Corp. of America	586,600
900	PPG Industries, Inc.	150,354
24,844	Southern Copper Corp.	676,751
4,100	Weyerhaeuser Co.(b)	117,383
		2,187,893
Telecommunication Services — 0.9%
44,473	AT&T, Inc.(a)	1,504,077
4,100	CenturyLink, Inc.(a)	128,658
5,700	Verizon Communications, Inc.(a)	265,962
		1,898,697
Utilities — 1.6%
4,100	Ameren Corp.(a)	142,844
2,400	American Electric Power Co., Inc.	104,040
2,900	Consolidated Edison, Inc.	159,906
1,650	DTE Energy Co.	108,867
1,900	Duke Energy Corp.(a)	126,882
6,749	ITC Holdings Corp.(a)	633,461
8,898	NextEra Energy, Inc.	713,264
3,300	NRG Energy, Inc.(a)	90,189
14,431	ONEOK, Inc.(a)	769,461
1,250	Pinnacle West Capital Corp.	68,425
3,900	Public Service Enterprise Group, Inc.(a)	128,427
1,500	SCANA Corp.	69,060
6,050	TECO Energy, Inc.(a)	100,067
2,100	Wisconsin Energy Corp.(a)	84,798
		3,299,691
Total Common Stock
(Cost $60,122,924)		63,204,794

Wilshire Variable Insurance Trust
Equity Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value

SHORT-TERM INVESTMENTS (c) — 7.8%
1,385,460	Northern Trust Institutional Government Select Portfolio, 0.010%	$1,385,460
14,653,650	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (d)	14,653,649

Total Short-Term Investments
(Cost $16,039,109)		16,039,109
Total Investments — 107.2%
(Cost $202,380,152)‡		219,467,899
Other Assets & Liabilities, Net — (7.2)%		(14,711,452)
NET ASSETS — 100.0%		$204,756,447

ADR — American Depositary Receipt
Ltd. — Limited
PLC— Public Limited Company

*	Affiliated Fund
†	Non-income producing security.
‡	At September 30, 2013, the tax basis cost of the Fund's investments was $202,380,152, and the unrealized appreciation and depreciation were $18,357,886 and $(1,270,139), respectively.
(a)	This security or a partial position of this security is on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $14,249,685.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2013.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2013 was $14,653,649.

As of September 30, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.  For the period ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Balanced Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value

INVESTMENTS IN UNDERLYING FUNDS — 99.9%
2,707,062	Wilshire International Equity Fund*	$25,473,455
763,951	Wilshire Large Company Growth Portfolio*	32,559,583
1,661,273	Wilshire Large Company Value Portfolio*	32,776,915
352,682	Wilshire Small Company Growth Portfolio*‡	8,845,266
381,227	Wilshire Small Company Value Portfolio*	8,653,852
3,619,672	Wilshire Variable Insurance Trust Income Fund*	42,965,502
Total Investments in Underlying Funds
(Cost $140,703,466)		151,274,573

SHORT-TERM INVESTMENT — 0.2%
320,598	Northern Trust Institutional Government Select Portfolio, 0.010% (a)	320,598
Total Short-Term Investment
(Cost $320,598)		320,598

Total Investments — 100.1%
(Cost $141,024,064)†		151,595,171
Other Assets & Liabilities, Net — (0.1)%		(109,016)
NET ASSETS — 100.0%		$151,486,155

†	At September 30, 2013, the tax basis cost of the Fund's investments was $141,024,064, and the unrealized appreciation was $10,571,107.
*	Affiliated Fund
‡	Non-income producing security.
(a)	Rate shown is the 7-day effective yield as of September 30, 2013.

As of September 30, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.  For the period ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Income Fund	September 30, 2013
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

ASSET-BACKED SECURITIES — 3.4%
Ameriquest Mortgage Securities, Inc.
0.874%(a)	04/25/34	$71,867	$67,527
Amortizing Residential Collateral Trust
0.864%(a)	01/01/32	22,219	17,217
1.184%(a)	10/25/34	130,574	128,094
Bayview Financial Acquisition Trust
0.854%(a)	02/28/44	36,757	35,980
Bear Stearns Asset Backed Securities Trust
0.754%(a)	09/25/34	35,293	33,888
CIT Group Securitization Corp.
7.650%	05/15/26	129,493	135,169
Citigroup Mortgage Loan Trust, Inc.
5.550%	08/25/35	200,000	172,943
Conseco Financial Corp.
9.150%	01/15/18	1,420	219
Delta Funding Home Equity Loan Trust
7.040%	06/25/27	581	605
Educational Funding of the South, Inc.
0.916%(a)	04/25/35	230,000	228,624
Green Tree Recreational Equipment & Consumer Trust
7.250%	03/15/29	6,485	5,111
Greenpoint Manufactured Housing
2.949%(a)	03/18/29	100,000	85,967
3.584%(a)	06/19/29	50,000	41,786
3.684%(a)	02/20/30	50,000	41,568
3.692%(a)	03/13/32	100,000	87,271
3.693%(a)	02/20/32	75,000	66,807
Keycorp Student Loan Trust
0.526%(a)	10/25/32	151,103	149,042
Northstar Education Finance, Inc.
1.069%(a)	01/29/46	150,000	134,545
1.433%(a)	10/30/45	400,000	261,408
SACO I Trust
0.444%(a)	06/25/36	65,701	57,950
0.524%(a)	03/25/36	69,076	61,448
Saxon Asset Securities Trust
0.874%(a)	05/25/35	199,281	181,334
SLM Student Loan Trust
0.684%(a)	09/16/24	300,000	286,585
1.129%(a)	09/25/28	230,000	232,773

Total Asset-Backed Securities
(Cost $2,424,426)			2,513,861

COLLATERALIZED MORTGAGE OBLIGATIONS — 45.3%
Agency Mortgage-Backed Obligation — 37.9%
FHLMC
2.546%(a)	01/01/38	122,640	130,279
2.678%(a)	05/01/37	315,689	336,509

	Maturity Date	Par	Value

Agency Mortgage-Backed Obligation — 37.9% (continued)
3.500%	04/01/43	$98,869	$99,874
5.000%	08/01/33	118,128	127,992
5.000%	09/01/33	130,612	141,681
5.000%	10/01/33	128,946	139,792
5.000%	09/01/33	67,120	72,732
5.000%	09/01/33	35,880	38,911
6.000%	10/01/36	522,448	576,935
7.000%	03/01/39	78,842	85,792
FHLMC Multifamily Structured Pass-Through Certificates, IO
1.208%(a)	01/25/20	1,325,725	69,333
1.392%(a)	04/25/20	796,759	47,211
1.598%(a)	12/25/21	187,169	16,823
1.664%(a)	08/25/20	443,711	33,575
1.713%(a)	02/25/18	1,912,522	111,301
1.735%(a)	10/25/21	172,802	17,065
1.825%(a)	06/25/20	685,994	57,259
1.837%(a)	07/25/21	394,428	40,035
FHLMC TBA
3.500%	10/15/41	300,000	304,500
FNMA
3.000%	06/25/27	610,097	76,609
3.500%	10/01/42	290,800	292,743
3.500%	03/01/43	686,277	693,158
3.500%	12/01/42	96,777	97,745
3.500%	12/01/42	97,934	98,915
3.500%	12/01/42	96,829	97,799
3.500%	04/01/43	295,807	298,775
4.000%	12/01/42	93,114	99,483
4.500%	06/01/41	165,297	176,685
4.500%	12/01/31	84,526	91,222
4.500%	05/01/31	170,239	185,012
4.500%	04/01/41	182,598	195,581
4.500%	06/01/31	57,059	62,004
4.500%	09/01/41	53,142	56,748
4.500%	04/01/31	56,634	61,161
4.500%	11/01/31	78,431	84,619
5.000%	05/01/42	82,166	89,135
5.500%	09/01/35	516,691	563,284
5.500%	08/01/38	87,445	95,333
5.500%	04/25/42	100,000	110,269
5.500%	04/01/36	178,436	188,540
5.500%	07/25/41	226,283	253,090
5.500%	11/01/36	106,976	116,488
5.934%(a)	01/01/37	48,247	51,959
6.000%	02/01/34	6,805	7,530
6.000%	09/01/39	213,659	235,981
6.000%	11/01/35	104,893	116,111
6.000%	04/01/33	37,109	41,066
6.000%	08/01/37	212,078	234,683
6.000%	12/01/39	296,671	323,762
7.000%	02/01/39	134,893	147,160
7.000%	04/01/37	53,671	59,650
7.000%	05/01/32	20,597	23,697
9.750%	08/25/19	34,895	39,808
9.750%	11/25/18	124,224	141,849
FNMA TBA
3.000%	10/15/27	1,200,000	1,242,375
3.000%	10/15/42	2,300,000	2,246,813
3.500%	10/15/42	2,300,000	2,341,328
3.500%	10/01/40	2,700,000	2,848,922

Wilshire Variable Insurance Trust
Income Fund	September 30, 2013
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Agency Mortgage-Backed Obligation — 37.9% (continued)
4.000%	10/14/39	$3,500,000	$3,671,172
4.500%	10/14/34	1,000,000	1,067,969
GNMA
0.586%(a)	12/20/60	174,447	171,898
0.666%(a)	03/20/61	178,710	176,983
0.686%(a)	03/20/61	89,104	88,314
4.500%	03/20/41	110,617	119,564
4.500%	03/15/40	27,636	29,703
4.500%	04/20/41	382,195	413,528
5.000%	05/15/40	256,693	283,327
5.000%	08/20/40	870,600	963,479
5.000%	11/20/40	146,472	160,382
5.000%	09/20/40	98,541	108,003
5.000%	04/15/40	127,958	142,556
5.500%	05/15/36	43,844	47,973
6.000%	03/15/35	366,298	404,537
6.000%	05/15/33	41,524	46,459
6.000%	03/15/37	40,635	44,934
6.000%	07/20/38	54,196	59,638
6.500%	10/20/37	264,155	295,860
GNMA TBA
3.500%	10/15/41	1,400,000	1,439,156
3.500%	10/15/41	900,000	925,172
4.000%	10/01/39	400,000	421,875
			27,717,173

Non-Agency Mortgage-Backed Obligation — 7.4%
American Home Mortgage Assets
0.414%(a)	05/25/46	95,527	13,747
Banc of America Commercial Mortgage, Inc.
5.448%	09/10/47	10,000	10,567
5.857%(a)	06/10/49	60,000	60,512
5.964%(a)	05/10/45	10,000	11,032
6.395%(a)	02/10/51	10,000	11,446
Banc of America Funding Corp.
2.941%(a)	09/20/35	948,972	698,197
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.421%(a)	09/10/45	31,000	33,206
Banc of America Mortgage Securities, Inc.
2.830%(a)	02/25/34	5,515	5,445
Bear Stearns Adjustable Rate Mortgage Trust
2.916%(a)	02/25/34	36,168	35,367
3.255%(a)	11/25/34	37,992	35,344
Bear Stearns ALT-A Trust
2.591%(a)	08/25/34	147,631	149,383
Citigroup Mortgage Loan Trust, Inc.
2.869%(a)	02/25/34	36,541	32,514
Commercial Mortgage Pass-Through Certificates
5.615%(a)	01/15/49	116,000	123,190
Commercial Mortgage Trust
6.056%(a)	07/10/38	25,000	27,329

	Maturity Date	Par	Value

Non-Agency Mortgage-Backed Obligation — 7.4% (continued)
Countrywide Alternative Loan Trust
0.390%(a)	03/20/46	$59,412	$40,435
DBUBS Mortgage Trust
3.642%	08/10/44	100,000	105,537
First Horizon Mortgage Pass-Through Trust
2.625%(a)	02/25/35	207,417	205,214
Greenpoint Mortgage Funding Trust
0.394%(a)	04/25/36	669,646	464,862
GS Mortgage Securities Trust
4.176%(a)	07/10/46	20,000	20,708
4.243%	08/10/46	10,000	10,383
HomeBanc Mortgage Trust
0.484%(a)	05/25/37	78,864	64,961
Impac CMB Trust
0.724%(a)	05/25/35	82,158	70,221
Indymac Index Mortgage Loan Trust
0.299%(a)	07/25/36	207,294	152,273
0.384%(a)	06/25/47	216,328	158,300
0.444%(a)	06/25/35	370,555	308,468
2.557%(a)	03/25/35	84,275	79,767
JP Morgan Chase Commercial Mortgage Securities Corp.
5.440%	05/15/45	41,000	44,968
6.078%(a)	02/12/51	30,000	33,764
LB-UBS Commercial Mortgage Trust
6.425%(a)	09/15/45	50,000	56,495
Master Adjustable Rate Mortgages Trust
0.959%(a)	12/25/46	192,159	100,833
2.662%(a)	02/25/35	196,236	187,864
3.473%(a)	12/25/34	12,693	12,392
Merrill Lynch Mortgage Trust
6.045%(a)	06/12/50	25,000	28,026
Merrill Lynch
5.204%(a)	12/12/49	55,000	59,895
5.485%(a)	03/12/51	110,000	121,524
Morgan Stanley Bank of America Merrill Lynch Trust
2.918%	02/15/46	30,000	28,372
3.214%	02/15/46	30,000	28,138
3.456%	05/15/46	90,000	85,726
Morgan Stanley Capital I Trust
5.692%(a)	04/15/49	130,000	144,434
Morgan Stanley Mortgage Loan Trust
0.484%(a)	03/25/36	106,319	44,397
0.504%(a)	01/25/35	275,657	256,228
2.736%(a)	08/25/34	70,996	69,088
2.752%(a)	07/25/34	45,552	44,753
Prime Mortgage Trust
8.000%	07/25/34	116,928	101,153
Residential Asset Securitization Trust
4.750%	02/25/19	114,756	117,648

Wilshire Variable Insurance Trust
Income Fund	September 30, 2013
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Non-Agency Mortgage-Backed Obligation — 7.4% (continued)
Structured Adjustable Rate Mortgage Loan Trust
2.436%(a)	01/25/35	$104,779	$100,772
2.611%(a)	11/25/34	91,286	83,497
Wachovia Bank Commercial Mortgage Trust
5.383%	12/15/43	30,000	31,938
WaMu Mortgage Pass-Through Certificates
0.499%(a)	08/25/45	219,729	203,461
0.859%(a)	03/25/47	184,854	138,614
2.460%(a)	10/25/33	177,385	178,589
2.487%(a)	02/25/33	48,642	47,890
Washington Mutual MSC Mortgage Pass-Through Certificates
2.454%(a)	01/25/35	34,229	33,314
Wells Fargo Commercial Mortgage Trust
4.218%(a)	07/15/46	20,000	20,702
Wells Fargo Mortgage Backed Securities Trust
2.716%(a)	04/25/36	19,325	17,712
WFRBS Commercial Mortgage Trust
3.667%	11/15/44	26,000	26,444
			5,377,039

Total Collateralized Mortgage Obligations
(Cost $33,214,558)			33,094,212

CORPORATE BONDS — 30.0%
Consumer Discretionary — 2.3%
CCO Holdings LLC
6.500%	04/30/21	160,000	162,400
Cellco Partnership
8.500%	11/15/18	40,000	51,259
Comcast Corp.
6.500%	01/15/15	355,000	381,519
CSC Holdings LLC
6.750%	11/15/21	30,000	32,100
Daimler Finance North America LLC
6.500%	11/15/13	30,000	30,204
DISH DBS Corp.
7.750%(b)	05/31/15	40,000	43,700
7.875%	09/01/19	45,000	51,300
Ford Motor Co.
4.750%	01/15/43	100,000	89,247
Hilton Worldwide Finance LLC
5.625%(c)	10/15/21	110,000	110,550
Intelsat Jackson Holdings SA
5.500%(c)	08/01/23	70,000	65,450
7.250%	10/15/20	20,000	21,350
7.250%	04/01/19	30,000	32,100
7.500%	04/01/21	20,000	21,600

	Maturity Date	Par	Value

Consumer Discretionary — 2.3% (continued)
McDonald's Corp. MTN
5.350%	03/01/18	$40,000	$46,005
Michaels Stores, Inc.
7.750%(b)	11/01/18	20,000	21,500
News America, Inc.
6.650%	11/15/37	10,000	11,362
Service Corp. International
7.500%	04/01/27	30,000	31,800
Telefonica Emisiones SAU
6.221%(b)	07/03/17	20,000	22,089
Time Warner Cable, Inc.
5.500%	09/01/41	10,000	8,200
5.875%	11/15/40	40,000	34,043
6.750%	06/15/39	30,000	27,956
8.250%	04/01/19	150,000	173,640
8.750%	02/14/19	10,000	11,778
Time Warner, Inc.
7.700%	05/01/32	90,000	113,320
Viacom, Inc.
4.250%(b)	09/01/23	110,000	109,403
			1,703,875
Consumer Staples — 1.9%
Altria Group, Inc.
2.850%	08/09/22	100,000	91,586
4.750%	05/05/21	110,000	116,702
9.250%	08/06/19	140,000	184,884
CVS Caremark Corp.
2.750%	12/01/22	230,000	212,516
Kraft Foods Group, Inc.
3.500%	06/06/22	80,000	79,011
5.375%	02/10/20	60,000	68,306
Molson Coors Brewing Co.
3.500%(b)	05/01/22	10,000	9,936
Mondelez International, Inc.
5.375%	02/10/20	110,000	124,209
PepsiCo, Inc.
0.700%	08/13/15	120,000	120,167
7.900%	11/01/18	41,000	52,249
Philip Morris International, Inc.
2.500%	08/22/22	50,000	46,038
2.900%	11/15/21	120,000	116,294
4.500%	03/20/42	60,000	56,144
Reynolds American, Inc.
3.250%	11/01/22	40,000	36,821
6.750%	06/15/17	70,000	80,878
			1,395,741
Energy — 5.0%
Access Midstream Partners
4.875%	05/15/23	40,000	37,600
5.875%	04/15/21	30,000	30,825
Anadarko Finance Co.
7.500%	05/01/31	100,000	124,663

Wilshire Variable Insurance Trust
Income Fund	September 30, 2013
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Energy — 5.0% (continued)
Apache Corp.
3.250%	04/15/22	$40,000	$39,160
Arch Coal, Inc.
7.000%(b)	06/15/19	20,000	15,500
Atwood Oceanics, Inc.
6.500%	02/01/20	30,000	31,425
Baker Hughes, Inc.
7.500%	11/15/18	160,000	200,734
Chesapeake Energy Corp.
6.125%	02/15/21	10,000	10,375
6.875%(b)	11/15/20	90,000	97,200
Concho Resources, Inc.
5.500%(b)	10/01/22	30,000	29,925
6.500%	01/15/22	64,000	68,640
ConocoPhillips
5.900%	05/15/38	70,000	82,037
CONSOL Energy, Inc.
8.250%	04/01/20	95,000	101,887
Continental Resources, Inc.
4.500%(b)	04/15/23	30,000	29,438
5.000%	09/15/22	110,000	110,687
Denbury Resources, Inc.
4.625%	07/15/23	220,000	201,300
Devon Energy Corp.
5.600%	07/15/41	120,000	122,669
Devon Financing Corp. LLC
7.875%	09/30/31	30,000	38,633
Energy Transfer Equity
7.500%	10/15/20	30,000	32,100
Enterprise Products Operating LLC
3.350%	03/15/23	50,000	47,322
5.950%	02/01/41	10,000	10,777
6.125%	10/15/39	20,000	22,128
6.500%	01/31/19	200,000	237,128
Hess Corp.
7.875%	10/01/29	60,000	75,238
8.125%	02/15/19	70,000	87,108
Kerr-McGee Corp.
6.950%	07/01/24	70,000	81,951
7.875%	09/15/31	135,000	170,344
Key Energy Services, Inc.
6.750%(b)	03/01/21	110,000	108,900
Kinder Morgan Energy Partners LP
5.000%	12/15/13	25,000	25,217
MarkWest Energy Partners
4.500%	07/15/23	10,000	9,425
5.500%(b)	02/15/23	10,000	10,025
6.250%	06/15/22	12,000	12,630
6.500%(b)	08/15/21	26,000	27,820
Noble Energy, Inc.
4.150%	12/15/21	170,000	176,983

	Maturity Date	Par	Value

Energy — 5.0% (continued)
Occidental Petroleum Corp.
2.700%(b)	02/15/23	$80,000	$73,911
3.125%	02/15/22	90,000	86,824
Peabody Energy Corp.
6.250%	11/15/21	30,000	29,100
6.500%(b)	09/15/20	50,000	49,250
Pemex Project Funding Master Trust
6.625%	06/15/35	207,000	218,619
Plains Exploration & Production Co.
6.125%(b)	06/15/19	150,000	160,809
QEP Resources, Inc.
5.250%	05/01/23	20,000	18,650
6.875%	03/01/21	10,000	10,625
Range Resources Corp.
5.750%(b)	06/01/21	30,000	31,500
6.750%	08/01/20	60,000	64,650
Regency Energy Partners
6.500%(b)	07/15/21	95,000	99,750
Transocean, Inc.
5.050%	12/15/16	40,000	43,835
6.375%	12/15/21	30,000	33,347
Williams Cos., Inc.
7.500%	01/15/31	167,000	184,681
7.750%	06/15/31	25,000	28,334
Williams Partners
5.250%	03/15/20	40,000	43,130
			3,684,809
Financials — 10.6%
American Express Co.
6.800%(a)	09/01/66	85,000	90,100
American Express Credit Corp. MTN
5.125%	08/25/14	180,000	187,379
American International Group, Inc.
5.850%	01/16/18	40,000	45,483
6.250%	03/15/37	100,000	98,000
Bank of America Corp. MTN
3.300%	01/11/23	230,000	215,455
3.875%	03/22/17	30,000	31,908
5.000%	05/13/21	40,000	42,961
5.650%	05/01/18	120,000	135,423
5.750%	12/01/17	10,000	11,281
7.625%	06/01/19	210,000	257,515
Berkshire Hathaway, Inc.
3.200%	02/11/15	60,000	62,198
BNP Paribas SA MTN
2.375%(b)	09/14/17	60,000	60,810
Boeing Capital Corp.
4.700%	10/27/19	70,000	78,998
CIT Group, Inc.
5.000%	08/01/23	70,000	67,772

Wilshire Variable Insurance Trust
Income Fund	September 30, 2013
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Financials — 10.6% (continued)
Citigroup, Inc.
5.000%	09/15/14	$5,000	$5,188
5.350%(a)	05/29/49	50,000	43,500
5.500%	10/15/14	5,000	5,239
5.500%	09/13/25	80,000	82,276
5.900%(a) (b)	12/29/49	30,000	28,050
5.950%(a) (b)	12/29/49	40,000	37,300
6.000%	12/13/13	250,000	252,711
6.010%	01/15/15	68,000	72,338
6.875%	03/05/38	65,000	80,354
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%	01/19/17	80,000	85,123
Countrywide Financial Corp.
6.250%(b)	05/15/16	50,000	55,290
Eaton Corp.
1.500%(c)	11/02/17	50,000	49,296
2.750%(c)	11/02/22	170,000	158,422
4.150%(b) (c)	11/02/42	50,000	44,417
Ford Motor Credit Co. LLC
8.125%	01/15/20	180,000	223,850
General Electric Capital Corp. MTN
1.625%	07/02/15	40,000	40,589
5.625%	05/01/18	210,000	240,962
6.375%(a)	11/15/67	320,000	341,600
6.875%	01/10/39	310,000	379,920
Goldman Sachs Capital II
4.000%(a)	06/01/43	20,000	14,600
Goldman Sachs Group, Inc.
2.375%	01/22/18	20,000	19,858
5.250%	10/15/13	40,000	40,059
5.375%(b)	03/15/20	150,000	165,226
5.750%	01/24/22	180,000	199,556
6.000%	06/15/20	10,000	11,355
6.000%	05/01/14	20,000	20,621
6.250%	02/01/41	220,000	246,470
6.750%	10/01/37	10,000	10,436
ING US, Inc.
2.900%	02/15/18	20,000	20,082
John Deere Capital Corp. MTN
1.700%(b)	01/15/20	20,000	18,876
2.250%	04/17/19	40,000	40,188
JPMorgan Chase & Co.
1.100%	10/15/15	190,000	190,364
3.375%(b)	05/01/23	130,000	117,892
4.400%	07/22/20	90,000	95,268
5.125%	09/15/14	545,000	567,396
5.150%	10/01/15	200,000	215,216
MetLife, Inc.
4.750%	02/08/21	80,000	87,471
5.875%	02/06/41	160,000	181,722
6.400%	12/15/36	10,000	10,100
Morgan Stanley MTN
0.716%(a)	10/18/16	40,000	39,345
4.750%	03/22/17	20,000	21,595
6.625%	04/01/18	100,000	116,096

	Maturity Date	Par	Value

Financials — 10.6% (continued)
Nationstar Mortgage LLC
6.500%	07/01/21	$20,000	$19,150
Royal Bank of Scotland Group PLC
2.550%	09/18/15	30,000	30,644
4.700%	07/03/18	10,000	10,050
6.100%	06/10/23	60,000	60,529
SLM Corp. MTN
3.875%	09/10/15	130,000	132,600
5.000%	04/15/15	10,000	10,400
SunTrust Preferred Capital I
4.000%(a)	12/31/49	11,000	8,580
Toyota Motor Credit Corp. MTN
1.250%	10/05/17	130,000	128,137
Wachovia Capital Trust III
5.570%(a) (b)	12/31/49	350,000	316,750
Wachovia Corp.
5.625%	10/15/16	590,000	661,084
Wells Fargo & Co.
1.500%	01/16/18	50,000	49,201
2.100%	05/08/17	40,000	40,837
3.450%(b)	02/13/23	60,000	56,158
3.676%(d)	06/15/16	50,000	53,288
5.000%	11/15/14	5,000	5,241
Wells Fargo Capital X
5.950%	12/15/36	70,000	66,325
			7,710,474
Health Care — 2.8%
AbbVie, Inc.
1.750%	11/06/17	140,000	138,851
2.900%	11/06/22	90,000	84,169
Anheuser-Busch InBev Worldwide, Inc.
2.500%	07/15/22	120,000	111,014
Express Scripts Holding Co.
3.500%	11/15/16	280,000	296,337
Fresenius Medical Care US Finance, Inc.
6.875%(b)	07/15/17	145,000	160,950
GlaxoSmithKline Capital PLC
2.850%	05/08/22	90,000	86,353
Hawk Acquisition Sub, Inc.
4.250%(c)	10/15/20	50,000	47,687
HCA, Inc.
7.500%(b)	11/15/95	20,000	17,950
7.690%(b)	06/15/25	30,000	30,713
Humana, Inc.
3.150%	12/01/22	20,000	18,608
7.200%	06/15/18	100,000	119,783
Mallinckrodt International Finance SA
4.750%(c)	04/15/23	20,000	19,016
Medtronic, Inc.
3.125%	03/15/22	10,000	9,838
4.450%	03/15/20	60,000	65,703

Wilshire Variable Insurance Trust
Income Fund	September 30, 2013
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Health Care — 2.8% (continued)
Reynolds Group Issuer, Inc.
7.125%	04/15/19	$170,000	$180,625
Tenet Healthcare Corp.
9.250%(b)	02/01/15	71,000	77,568
Thermo Fisher Scientific, Inc.
3.600%	08/15/21	40,000	39,360
UnitedHealth Group, Inc.
3.375%(b)	11/15/21	40,000	39,880
3.875%	10/15/20	30,000	31,600
5.700%	10/15/40	60,000	66,456
6.000%(b)	02/15/18	10,000	11,655
WellPoint, Inc.
1.250%	09/10/15	30,000	30,204
3.125%	05/15/22	30,000	28,487
3.700%(b)	08/15/21	150,000	150,621
5.875%	06/15/17	20,000	22,727
Wyeth
5.950%	04/01/37	110,000	128,705
Zoetis, Inc.
3.250%(c)	02/01/23	20,000	19,040
			2,033,900
Industrials — 0.8%
Boeing Co.
6.000%	03/15/19	60,000	71,244
Continental Airlines 1998-1 Class A Pass Through Trust
6.648%	09/15/17	47,390	49,878
Delta Air Lines, Inc.
6.821%	08/10/22	228,735	254,467
General Electric Co.
0.850%	10/09/15	50,000	50,115
UAL 2009-2A Pass Through Trust
9.750%	01/15/17	26,355	29,979
United Technologies Corp.
4.500%	06/01/42	60,000	58,284
Waste Management, Inc.
4.600%	03/01/21	20,000	21,334
7.375%	05/15/29	20,000	24,437
			559,738
Information Technology — 0.3%
Apple, Inc.
2.400%	05/03/23	70,000	63,362
Oracle Corp.
1.200%(b)	10/15/17	120,000	117,857
			181,219
Materials — 2.0%
ArcelorMittal
5.000%	02/25/17	30,000	31,200
Ball Corp.
4.000%(b)	11/15/23	20,000	17,950
5.000%	03/15/22	160,000	155,200

	Maturity Date	Par	Value

Materials — 2.0% (continued)
Barrick Corp.
3.850%(b)	04/01/22	$30,000	$26,532
4.100%	05/01/23	120,000	105,672
Barrick North America Finance LLC
4.400%	05/30/21	170,000	157,954
Celulosa Arauco y Constitucion SA
4.750%(b)	01/11/22	60,000	58,288
Cliffs Natural Resources, Inc.
3.950%(b)	01/15/18	120,000	120,513
4.800%(b)	10/01/20	40,000	38,130
4.875%(b)	04/01/21	10,000	9,434
Eagle Spinco, Inc.
4.625%(c)	02/15/21	50,000	48,000
Ecolab, Inc.
4.350%	12/08/21	30,000	31,609
Freeport-McMoRan Copper & Gold, Inc.
2.375%(b) (c)	03/15/18	20,000	19,329
3.100%(c)	03/15/20	60,000	56,419
3.550%(b)	03/01/22	115,000	105,765
Plains Exploration & Production Co.
6.500%	11/15/20	10,000	10,729
6.875%	02/15/23	10,000	10,725
PPG Industries, Inc.
6.650%	03/15/18	30,000	35,295
Rock Tenn Co.
3.500%	03/01/20	40,000	39,552
4.000%	03/01/23	20,000	19,378
Southern Copper Corp.
5.250%	11/08/42	180,000	145,168
Steel Dynamics, Inc.
7.625%(b)	03/15/20	10,000	10,813
Vale Overseas, Ltd.
4.375%	01/11/22	216,000	208,104
			1,461,759
Telecommunication Services — 2.1%
AT&T, Inc.
2.500%	08/15/15	50,000	51,501
2.625%(b)	12/01/22	40,000	35,851
3.875%	08/15/21	30,000	30,381
4.350%	06/15/45	112,000	92,450
5.500%(b)	02/01/18	110,000	124,711
Bellsouth Capital Funding Corp.
7.875%	02/15/30	7,000	8,420
Qwest Corp.
6.875%	09/15/33	20,000	19,374
Sprint Capital Corp.
6.875%	11/15/28	20,000	17,850
Sprint Corp.
7.875%(c)	09/15/23	160,000	163,200
tw telecom holdings inc
5.375%(b)	10/01/22	30,000	28,650

Wilshire Variable Insurance Trust
Income Fund	September 30, 2013
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Telecommunication Services — 2.1% (continued)
Verizon Communications, Inc.
2.450%	11/01/22	$40,000	$35,467
4.500%	09/15/20	130,000	138,251
5.150%	09/15/23	360,000	385,843
5.500%	02/15/18	90,000	101,939
6.350%	04/01/19	40,000	46,941
6.400%	09/15/33	230,000	255,418
6.550%	09/15/43	10,000	11,289
			1,547,536
Utilities — 2.2%
AES Corp. (The)
8.000%	06/01/20	180,000	205,200
Energy Future Intermediate Holding Co. LLC
10.000%	12/01/20	122,000	128,557
Exelon Corp.
5.625%	06/15/35	160,000	160,446
FirstEnergy Corp.
2.750%	03/15/18	30,000	29,177
4.250%	03/15/23	120,000	109,743
7.375%	11/15/31	280,000	282,848
Hydro-Quebec
1.375%	06/19/17	440,000	440,651
MidAmerican Energy Holdings Co.
6.500%	09/15/37	20,000	23,623
Pacific Gas & Electric Co.
6.050%	03/01/34	60,000	66,753
8.250%	10/15/18	40,000	51,076
Southern Natural Gas Co. LLC
5.900%(b) (c)	04/01/17	30,000	34,104
8.000%	03/01/32	75,000	96,820
			1,628,998
Total Corporate Bonds
(Cost $21,088,602)			21,908,049

FOREIGN BONDS — 6.7% (e)
Australia — 0.8%
BHP Billiton Finance USA, Ltd.
6.500%	04/01/19	190,000	227,071
5.000%	09/30/43	60,000	61,109
3.250%(b)	11/21/21	20,000	19,848
Rio Tinto Finance USA, Ltd.
9.000%	05/01/19	180,000	233,582
6.500%	07/15/18	30,000	35,378
3.750%(b)	09/20/21	20,000	19,719
			596,707
Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
5.375%	01/15/20	100,000	114,941

	Maturity Date	Par	Value

Brazil — 0.9%
Petrobras International Finance Co.
6.125%	10/06/16	$90,000	$98,212
5.750%	01/20/20	10,000	10,391
5.375%	01/27/21	320,000	321,467
3.875%	01/27/16	50,000	51,589
Vale Overseas, Ltd.
6.875%	11/21/36	185,000	187,626
			669,285
Canada — 2.3%
Province of British Columbia
2.000%(b)	10/23/22	200,000	182,980
Province of New Brunswick Canada
2.750%(b)	06/15/18	250,000	262,268
Province of Ontario Canada
4.400%(b)	04/14/20	270,000	299,282
1.200%	02/14/18	320,000	314,363
1.100%	10/25/17	380,000	374,110
Province of Quebec Canada
2.625%	02/13/23	240,000	223,272
Rogers Communications, Inc.
6.750%	03/15/15	10,000	10,845
6.375%	03/01/14	10,000	10,236
			1,677,356
France — 0.1%
Cie Generale de Geophysique-Veritas
7.750%(b)	05/15/17	100,000	102,625

Mexico — 0.5%
America Movil SAB de CV
5.625%(b)	11/15/17	80,000	90,997
5.000%(b)	03/30/20	100,000	107,517
Petroleos Mexicanos
3.500%	01/30/23	196,000	178,158
			376,672
Netherlands — 0.3%
Shell International Finance BV
4.375%(b)	03/25/20	180,000	198,401

Spain — 0.4%
BBVA US Senior SAU
3.250%(b)	05/16/14	200,000	202,208
Telefonica Emisiones SAU
5.877%	07/15/19	60,000	64,988
			267,196
Switzerland — 0.4%
UBS AG MTN
2.250%	01/28/14	250,000	251,569

Wilshire Variable Insurance Trust
Income Fund	September 30, 2013
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

United Kingdom — 0.9%
BP Capital Markets PLC
5.250%	11/07/13	$200,000	$200,894
3.875%	03/10/15	90,000	94,213
3.561%	11/01/21	10,000	9,947
Diageo Capital PLC
4.828%(b)	07/15/20	310,000	347,418
Royal Bank of Scotland Group PLC
7.648%(a)	08/31/49	10,000	10,250
5.000%	10/01/14	20,000	20,498
			683,220
Total Foreign Bonds
(Cost $4,852,919)			4,937,972

MUNICIPAL BONDS — 1.0%
Arizona State University, Ser A, RB
5.000%	07/01/43	10,000	10,336
City of New York New York, Ser J, GO
5.000%	08/01/25	10,000	11,444
City of Richmond Virginia, Ser A, GO
5.000%	03/01/27	10,000	11,270
5.000%	03/01/28	10,000	11,160
5.000%	03/01/29	10,000	11,092
City Public Service Board of San Antonio Texas, RB
5.000%	02/01/43	30,000	31,130
New Jersey Economic Development Authority, RB
5.000%	06/15/46	10,000	10,239
New Jersey State Turnpike Authority, Ser A, RB
5.000%	01/01/43	20,000	20,382
New Jersey Transportation Trust Fund Authority, Ser A, RB
5.000%	06/15/42	30,000	30,484
New Jersey Transportation Trust Fund Authority, Ser AA, RB
5.000%	06/15/38	20,000	20,394
New York City Water & Sewer System, Ser BB, RB
5.000%	06/15/47	10,000	10,312
New York City Water & Sewer System, Ser EE, RB
5.000%	06/15/47	10,000	10,325
New York Liberty Development Corp., RB
5.000%	12/15/41	20,000	20,389
New York State Dormitory Authority, Ser A, RB
5.000%	12/15/26	10,000	11,305
5.000%	12/15/27	30,000	33,562
New York State Urban Development Corp., Ser C, RB
5.000%	03/15/27	50,000	56,075
Northeast Ohio Regional Sewer District, RB
5.000%	11/15/43	20,000	20,836

	Maturity Date	Par	Value

United Kingdom — 0.9% (continued)
Northstar Education Finance, Inc., RB(a)
1.269%	01/29/46	$150,000	$134,546
Ohio State Turnpike Commission, RB
5.000%	02/15/48	50,000	50,482
Ohio State Turnpike Commission, Ser A, RB
5.000%	02/15/48	20,000	20,556
Pennsylvania Turnpike Commission, Ser C, RB
5.000%	12/01/43	20,000	20,350
Private Colleges & Universities Authority, Ser A, RB
5.000%	10/01/43	20,000	21,245
State of California, GO
5.000%	09/01/25	30,000	33,955
5.000%	04/01/42	30,000	30,667
State of California, Ser B, GO
5.000%	09/01/23	40,000	46,664
State of Connecticut, Ser C, GO
5.000%	07/15/24	10,000	11,648
Utah Transit Authority, RB
5.000%	06/15/42	40,000	40,875
Total Municipal Bonds
(Cost $718,156)			741,723

PREFERRED STOCK — 0.6%
GMAC Capital Trust I, 8.125%(a)		15,499	414,598

Total Preferred Stock (Cost $384,375)			414,598

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.5%
FHLB
5.500%	07/15/36	170,000	200,871
FNMA
4.687%(f)	10/09/19	670,000	568,221
6.250%	05/15/29	180,000	230,378
6.625%	11/15/30	540,000	721,796
Tennessee Valley Authority
5.250%	09/15/39	100,000	109,002

Total U.S. Government & Agency Obligations (Cost $1,719,998)			1,830,268

U.S. TREASURY OBLIGATIONS — 13.1%
U.S. Treasury Bond
3.625%(b)	08/15/43	540,000	533,767
2.875%(b)	05/15/43	2,022,000	1,716,172
2.750%(b)	11/15/42	156,600	129,611
2.750%(b)	08/15/42	1,600,000	1,326,250

Wilshire Variable Insurance Trust
Income Fund	September 30, 2013
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value
U.S. TREASURY OBLIGATIONS — 13.1% (continued)
U.S. Treasury Inflation-Protected Security
0.750%(b) (g)	02/15/42	$372,164	$318,520
U.S. Treasury Note
2.750%	10/31/13	20,000	20,044
2.500%(b)	08/15/23	2,090,000	2,068,610
2.000%	09/30/20	50,000	49,953
1.750%(b)	05/15/23	580,000	537,452
1.500%(b)	08/31/18	80,000	80,531
1.375%	07/31/18	1,040,000	1,041,838
1.375%(b)	06/30/18	380,000	380,980
0.625%(b)	04/30/18	1,450,000	1,409,445

Total U.S. Treasury Obligations (Cost $9,954,321)			9,613,173

ESCROW SECURITIES — 0.0%
Financials — 0.0%
Lehman Brothers Holdings Capital Trust VII MTN
5.857%	11/29/49	200,000	—
Lehman Brothers Holdings, Inc. MTN
6.500%	07/19/17	160,000	—
6.750%	12/28/17	340,000	—

Total Escrow Securities
(Cost $–)			—

SHORT-TERM INVESTMENTS (h) — 34.7%
Northern Trust Institutional Government Select Portfolio, 0.010%		12,694,410	12,694,409
Northern Trust Institutional Liquid Asset Portfolio, 0.010% (i)		12,657,950	12,657,950

Total Short-Term Investments
(Cost $25,352,359)			25,352,359
Total Investments- 137.3%
(Cost $99,709,714)†			100,406,215
Other Assets & Liabilities, Net - (37.3)%			(27,301,327)
NET ASSETS - 100.0%			$73,104,888

TBA SALES COMMITMENTS — (3.0)%
COLLATERALIZED MORTAGE OBLIGATIONS — (3.0)%
FNMA TBA
4.500%	10/15/43	$(1,000,000)	$(1,067,969)
3.000%	10/01/43	(2,300,000)	(2,246,812)

Total TBA Sales Commitments
(Proceeds $3,269,063)			$(3,314,781)

(a)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2013. The date reported on the Schedule of Investments is the next reset date.
(b)	This security or a partial position of this security is on loan at September 30, 2013. The total value of securities on loan at September 30, 2013 was $12,378,426.
(c)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(d)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on September 30, 2013. The coupon on a step bond changes on a specified date.
(e)	Foreign security denominated in U.S. currency.
(f)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(g)	Inflation protected security. Principal amounts periodically adjusted for inflation.
(h)	Rate shown is the 7-day effective yield as of September 30, 2013.
(i)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2013 was $12,657,950.
†	At September 30, 2013, the tax basis cost of the Fund's investments was $99,709,714, and the unrealized appreciation and depreciation were $2,625,712 and $(1,929,211) respectively.

CV — Convertible Security
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
IO — Interest Only - face amount represents notional amount
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
Ser — Series
TBA — To Be Announced

Amounts designated as “—” are $0 or have been rounded to $0.

Wilshire Variable Insurance Trust
Income Fund	September 30, 2013
Schedule of Investments	(Unaudited)

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,513,861	$—	$2,513,861
Collateralized Mortgage Obligations	—	33,094,212	—	33,094,212
Corporate Bonds	—	21,908,049	—	21,908,049
Foreign Bonds	—	4,937,972	—	4,937,972
Municipal Bonds	—	741,723	—	741,723
Preferred Stock	414,598	—	—	414,598
U.S. Government & Agency Obligations	—	1,830,268	—	1,830,268
U.S. Treasury Obligations	—	9,613,173	—	9,613,173
Escrow Securities	—	—	— ^	— ^
Short-Term Investments	25,352,359	—	—	25,352,359
Total Investments in Securities	$25,766,957	$74,639,258	$—	$100,406,215

TBA Sales Commitments	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$(3,314,781)	$—	$(3,314,781)
Total TBA Sales Commitments	$—	$(3,314,781)	$—	$(3,314,781)

^ As of September 30, 2013 all of the Fund’s investments were considered Level 1 or Level 2, except for Lehman Brothers Holdings Capital Trust VII MTN and Lehman Brothers Holdings, Inc. MTN, which were considered Level 3 when converted to escrow shares on March 21, 2012 and were valued at $0, and the values have remained $0 throughout the period ended September 30, 2013.

For the period ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Small Cap Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value

INVESTMENTS IN UNDERLYING FUNDS — 66.3%
560,403	Wilshire Small Company Growth Portfolio†*	$14,054,912
616,437	Wilshire Small Company Value Portfolio*	13,993,109

Total Investments in Underlying Funds
(Cost $25,605,169)		28,048,021

COMMON STOCK — 33.2%
Consumer Discretionary — 5.9%
1,178	American Axle & Manufacturing Holdings, Inc.†(a)	23,230
166	America's Car-Mart, Inc.†	7,488
180	ANN, Inc.†	6,519
4,576	Asbury Automotive Group, Inc.†(a)	243,443
120	Ascent Capital Group, Inc., Class A†	9,674
888	Bassett Furniture Industries, Inc.	14,377
34	Biglari Holdings, Inc.†(a)	14,031
443	Bob Evans Farms, Inc.(a)	25,371
379	Bon-Ton Stores, Inc. (The)	3,998
1,287	Boyd Gaming Corp.†	18,211
180	Brown Shoe Co., Inc.(a)	4,225
240	Brunswick Corp.	9,579
2,580	Career Education Corp.	7,121
160	Children's Place Retail Stores, Inc. (The)†(a)	9,258
280	Citi Trends, Inc.†(a)	4,894
80	Core-Mark Holding Co., Inc.	5,315
1,585	Dana Holding Corp.(a)	36,202
2,090	Deckers Outdoor Corp.†(a)	137,773
68	DineEquity, Inc.	4,692
8,969	Express, Inc.†(a)	211,579
1,670	Federal-Mogul Corp.†	28,039
581	Flexsteel Industries, Inc.	14,507
3,885	Group 1 Automotive, Inc.(a)	301,787
1,927	Harte-Hanks, Inc.(a)	17,016
260	Hillenbrand, Inc.(a)	7,116
634	Iconix Brand Group, Inc.†(a)	21,062
870	Isle of Capri Casinos, Inc.†	6,577
250	Jack in the Box, Inc.†	10,000
782	JAKKS Pacific, Inc.(a)	3,511
410	Jones Group, Inc. (The)	6,154
2,048	Journal Communications, Inc., Class A†(a)	17,510
6,540	Krispy Kreme Doughnuts, Inc.†(a)	126,484
810	LeapFrog Enterprises, Inc., Class A†(a)	7,630
859	Libbey, Inc.†(a)	20,427
519	Lifetime Brands, Inc.	7,935
155	Lithia Motors, Inc., Class A	11,309
2,404	Live Nation Entertainment, Inc.†(a)	44,594
839	Maidenform Brands, Inc.(a)	19,708
1,207	Marcus Corp.(a)	17,538
273	Marriott Vacations Worldwide Corp.†	12,012
370	Matthews International Corp., Class A(a)	14,090
1,325	MDC Partners, Inc., Class A	37,074
190	Meredith Corp.(a)	9,048
140	Meritage Homes Corp.†	6,013
440	Modine Manufacturing Co.†	6,437
2,238	Morgans Hotel Group Co.†	17,210
750	National CineMedia, Inc.	14,145
1,648	New York Times Co. (The), Class A(a)	20,715
290	Orient-Express Hotels, Ltd., Class A†	3,764
403	Penske Automotive Group, Inc.	17,220
6,290	Pier 1 Imports, Inc.	122,781
1,124	Pinnacle Entertainment, Inc.†(a)	28,156

Shares		Value
Consumer Discretionary — 5.9% (continued)
1,785	Reading International, Inc., Class A†(a)	$11,728
2,106	Red Robin Gourmet Burgers, Inc.†(a)	149,736
952	Regis Corp.(a)	13,975
251	Rent-A-Center, Inc., Class A(a)	9,563
290	Ryland Group, Inc. (The)(a)	11,757
842	Scholastic Corp.(a)	24,123
2,788	Scientific Games Corp., Class A†(a)	45,082
290	Shiloh Industries, Inc.	3,799
373	Skechers U.S.A., Inc., Class A†	11,604
708	Sonic Automotive, Inc., Class A	16,850
6,377	Sonic Corp.†	113,192
150	Sotheby's	7,370
1,123	Spartan Motors, Inc.(a)	6,817
947	Stein Mart, Inc.	12,993
3,833	Steven Madden, Ltd.†	206,330
1,580	Stewart Enterprises, Inc., Class A(a)	20,761
120	Tenneco, Inc.†(a)	6,060
174	Unifi, Inc.†	4,065
365	Valassis Communications, Inc.(a)	10,541
180	Wolverine World Wide, Inc.(a)	10,481
		2,491,376
Consumer Staples — 1.9%
1,610	Alliance One International, Inc.†	4,685
152	Andersons, Inc. (The)	10,625
1,822	Annie's, Inc.†(a)	89,460
620	Boulder Brands, Inc.†(a)	9,945
200	Casey's General Stores, Inc.	14,700
1,173	Chiquita Brands International, Inc.†(a)	14,850
156	Coca-Cola Bottling Co. Consolidated(a)	9,769
1,575	Dole Food Co., Inc.†	21,451
634	Fresh Del Monte Produce, Inc.(a)	18,817
2,129	Harbinger Group, Inc.†(a)	22,078
577	Ingles Markets, Inc., Class A(a)	16,577
3,266	Inter Parfums, Inc.(a)	97,947
578	John B. Sanfilippo & Son, Inc.(a)	13,404
453	Nash Finch Co.	11,964
1,076	Omega Protein Corp.†(a)	10,943
2,084	Pantry, Inc. (The)†(a)	23,091
259	Pilgrim's Pride Corp.†(a)	4,349
4,899	Prestige Brands Holdings, Inc.†	147,558
663	Revlon, Inc., Class A†	18,412
5,880	Rite Aid Corp.†	27,989
223	Seneca Foods Corp., Class A†(a)	6,710
970	Spartan Stores, Inc.(a)	21,398
210	Spectrum Brands Holdings, Inc.	13,826
193	Susser Holdings Corp.†(a)	10,258
2,458	TreeHouse Foods, Inc.†(a)	164,268
271	Universal Corp.(a)	13,802
		818,876
Energy — 1.8%
2,870	Alpha Natural Resources, Inc.†(a)	17,105
7,050	Approach Resources, Inc.†(a)	185,274
170	Berry Petroleum Co., Class A	7,332
350	Bristow Group, Inc.	25,466
220	Carrizo Oil & Gas, Inc.†(a)	8,208
90	Clayton Williams Energy, Inc.†(a)	4,722
330	Comstock Resources, Inc.(a)	5,250
360	Energy XXI Bermuda, Ltd.(a)	10,872
409	Exterran Holdings, Inc.†(a)	11,276
1,280	Forest Oil Corp.†(a)	7,808
2,790	Global Geophysical Services, Inc.†	7,561
3,780	Gulfport Energy Corp.†	243,205
288	Helix Energy Solutions Group, Inc.†	7,307
9,650	Pacific Drilling†(a)	106,922

Wilshire Variable Insurance Trust
Small Cap Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Energy — 1.8% (continued)
1,483	PDC Energy, Inc.†	$88,298
1,757	Penn Virginia Corp.†(a)	11,684
1,610	PetroQuest Energy, Inc.†(a)	6,456
380	Stone Energy Corp.†(a)	12,324
1,091	Westmoreland Coal Co.†(a)	14,380
		781,450
Financials — 7.6%
503	Alexander & Baldwin, Inc.	18,118
386	American Capital Mortgage Investment Corp.(b)	7,627
2,602	American Equity Investment Life Holding Co.(a)	55,214
442	American Safety Insurance Holdings, Ltd.†(a)	13,348
245	Amerisafe, Inc.†(a)	8,700
551	Argo Group International Holdings, Ltd.	23,627
1,909	ARMOUR Residential REIT, Inc.(a) (b)	8,018
4,362	Astoria Financial Corp.	54,263
726	Banco Latinoamericano de Comercio Exterior SA, Class E	18,092
1,300	BancorpSouth, Inc.(a)	25,922
1,331	Bank Mutual Corp.(a)	8,345
99	Bank of Marin Bancorp(a)	4,113
3,740	Bank of the Ozarks, Inc.(a)	179,483
3,277	Boston Private Financial Holdings, Inc.(a)	36,375
1,726	Capstead Mortgage Corp.(b)	20,315
701	Cathay General Bancorp(a)	16,382
3,364	Cedar Realty Trust, Inc.(a) (b)	17,425
714	Centerstate Banks, Inc.	6,912
270	Central Pacific Financial Corp.	4,779
901	Chemical Financial Corp.(a)	25,156
203	City Holding Co.(a)	8,778
3,756	CNO Financial Group, Inc.	54,086
156	Colonial Properties Trust(b)	3,508
653	Community Bank System, Inc.(a)	22,280
690	Cousins Properties, Inc.(b)	7,100
4,400	Cowen Group, Inc., Class A†(a)	15,180
2,350	DFC Global Corp.†(a)	25,827
800	DuPont Fabros Technology, Inc.(a) (b)	20,616
2,604	Dynex Capital, Inc.(a) (b)	22,837
472	Eagle Bancorp, Inc.†	13,353
634	Employers Holdings, Inc.	18,855
411	Enterprise Financial Services Corp.(a)	6,897
468	EPR Properties(a) (b)	22,810
1,204	Equity One, Inc.(a) (b)	26,319
1,117	EverBank Financial Corp.(a)	16,733
723	FBL Financial Group, Inc., Class A	32,463
180	Federal Agricultural Mortgage Corp., Class C(a)	6,009
2,091	FelCor Lodging Trust, Inc.(a) (b)	12,881
471	First American Financial Corp.	11,469
1,104	First BanCorp(a)	6,271
5,088	First Busey Corp.	26,509
119	First Citizens BancShares, Inc., Class A(a)	24,466
4,708	First Commonwealth Financial Corp.(a)	35,734
752	First Financial Bancorp	11,408
472	First Financial Bankshares, Inc.(a)	27,763
954	First Industrial Realty Trust, Inc.(b)	15,522
901	First Potomac Realty Trust(a) (b)	11,326
1,874	FirstMerit Corp.(a)	40,685
440	Flagstar Bancorp, Inc.†	6,495
1,873	FNB Corp.(a)	22,720
383	Fox Chase Bancorp, Inc.	6,664
295	FXCM, Inc., Class A	5,826

Shares		Value
Financials — 7.6% (continued)
540	Gain Capital Holdings, Inc.	$6,799
711	Glacier Bancorp, Inc.	17,569
890	Global Indemnity PLC, Class A†(a)	22,659
533	Greenlight Capital Re, Ltd., Class A†	15,159
748	Hanmi Financial Corp.(a)	12,394
283	Heartland Financial USA, Inc.	7,884
328	Highwoods Properties, Inc.(b)	11,582
7,674	Hilltop Holdings, Inc.†(a)	141,969
2,860	Home BancShares, Inc.(a)	86,858
302	Horace Mann Educators Corp.	8,571
2,289	Iberiabank Corp.(a)	118,730
191	Infinity Property & Casualty Corp.	12,339
721	Inland Real Estate Corp.(a) (b)	7,376
580	INTL FCStone, Inc.†(a)	11,861
278	Invesco Mortgage Capital, Inc.(b)	4,278
2,238	Investment Technology Group, Inc.†(a)	35,181
2,554	iStar Financial, Inc.†(a) (b)	30,750
365	Lakeland Financial Corp.	11,917
2,532	Maiden Holdings, Ltd.(a)	29,903
30	Markel Corp.†	15,533
2,519	MarketAxess Holdings, Inc.	151,241
1,993	MB Financial, Inc.(a)	56,282
1,407	Meadowbrook Insurance Group, Inc.	9,145
351	Mercantile Bank Corp.	7,645
979	MFA Financial, Inc.(b)	7,294
575	Montpelier Re Holdings, Ltd.(a)	14,979
752	MVC Capital, Inc.(a)	9,821
4,564	National Penn Bancshares, Inc.(a)	45,868
87	National Western Life Insurance Co., Class A	17,554
383	Nationstar Mortgage Holdings, Inc.†(a)	21,536
180	Navigators Group, Inc. (The)†(a)	10,399
482	NBT Bancorp, Inc.(a)	11,076
502	Nelnet, Inc., Class A	19,302
3,186	NorthStar Realty Finance Corp.(b)	29,566
241	Ocwen Financial Corp.†	13,441
797	Old National Bancorp	11,317
329	One Liberty Properties, Inc.(a) (b)	6,672
375	Oppenheimer Holdings, Inc., Class A	6,664
1,229	Pacific Continental Corp.(a)	16,112
580	Parkway Properties, Inc.(a) (b)	10,307
819	PHH Corp.†(a)	19,443
228	Phoenix, Inc.†	8,817
435	Pinnacle Financial Partners, Inc.	12,967
319	Piper Jaffray Cos.†(a)	10,939
217	Platinum Underwriters Holdings, Ltd.(a)	12,961
620	Potlatch Corp.(b)	24,602
403	Primerica	16,257
11,502	PrivateBancorp, Inc., Class A(a)	246,143
787	Provident Financial Services, Inc.	12,757
991	RAIT Financial Trust(a) (b)	7,016
425	Republic Bancorp, Inc., Class A(a)	11,709
193	RLI Corp.(a)	16,872
644	RLJ Lodging Trust(b)	15,128
210	Rouse Properties, Inc.(a) (b)	4,322
352	S&T Bancorp, Inc.(a)	8,525
1,280	Safeguard Scientifics, Inc.†(a)	20,083
970	Signature Bank†(a)	88,774
419	Simmons First National Corp., Class A(a)	13,027
577	Sterling Financial Corp.	16,531
714	Strategic Hotels & Resorts, Inc.† (b)	6,197
2,145	Susquehanna Bancshares, Inc.	26,920
1,369	SVB Financial Group†(a)	118,241

Wilshire Variable Insurance Trust
Small Cap Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 7.6% (continued)
2,720	Texas Capital Bancshares, Inc.†(a)	$125,038
385	Trico Bancshares(a)	8,770
1,368	TrustCo Bank Corp.	8,153
665	Union First Market Bankshares Corp.(a)	15,541
281	United Fire Group, Inc.(a)	8,562
421	Walter Investment Management Corp.(a)	16,646
2,214	Webster Financial Corp.	56,523
1,031	Western Alliance Bancorp†(a)	19,517
		3,204,118
Health Care — 3.9%
3,470	Air Methods Corp.(a)	147,822
9,054	Akorn, Inc.†	178,183
219	Almost Family, Inc.	4,255
553	Amedisys, Inc.†(a)	9,523
343	Amsurg Corp., Class A†	13,617
880	athenahealth, Inc.†(a)	95,533
260	Auxilium Pharmaceuticals, Inc.†	4,740
3,485	Cantel Medical Corp.(a)	110,997
2,869	Centene Corp.†(a)	183,501
371	CONMED Corp.(a)	12,610
594	Emeritus Corp.†	11,007
2,360	Enzon Pharmaceuticals, Inc.	3,965
359	ExamWorks Group, Inc.†(a)	9,330
410	Gentiva Health Services, Inc.†(a)	4,936
792	HealthSouth Corp.(a)	27,308
4,704	HMS Holdings Corp.†(a)	101,183
3,630	ICON PLC†	148,576
499	Kindred Healthcare, Inc.(a)	6,702
719	Magellan Health Services, Inc.†	43,111
440	MedAssets, Inc.†	11,185
1,640	Medidata Solutions, Inc.†(a)	162,245
568	Molina Healthcare, Inc.†	20,221
191	National Healthcare Corp.	9,029
590	Nektar Therapeutics†	6,165
1,437	Neogen Corp.†	87,255
523	NuVasive, Inc.†(a)	12,808
148	Owens & Minor, Inc.(a)	5,119
2,530	PAREXEL International Corp.†(a)	127,082
1,262	PDL BioPharma, Inc.(a)	10,058
1,029	PharMerica Corp.†	13,655
2,424	RTI Biologics, Inc.†	9,066
720	Sciclone Pharmaceuticals, Inc.†	3,650
2,272	Select Medical Holdings Corp.	18,335
400	Staar Surgical Co.†(a)	5,416
517	Triple-S Management Corp., Class B†(a)	9,508
1,464	Universal American Corp.(a)	11,156
274	ViroPharma, Inc.†(a)	10,768
237	WellCare Health Plans, Inc.†	16,528
		1,666,148
Industrials — 5.3%
397	AAR Corp.	10,850
2,380	ACCO Brands Corp.†	15,803
2,260	Accuride Corp.†(a)	11,616
4,040	Advisory Board Co. (The)†(a)	240,299
1,500	Air Transport Services Group, Inc.†	11,235
534	Aircastle, Ltd.(a)	9,297
252	Albany International Corp., Class A(a)	9,039
71	American Science & Engineering, Inc.	4,282
389	Ampco-Pittsburgh Corp.(a)	6,971
1,286	ARC Document Solutions, Inc.†	5,903
545	Argan, Inc.	11,974
570	Arkansas Best Corp.(a)	14,632
220	Atlas Air Worldwide Holdings, Inc.†	10,144
340	Barnes Group, Inc.	11,873

Shares		Value
Industrials — 5.3% (continued)
4,837	Beacon Roofing Supply, Inc.†(a)	$178,340
440	Belden, Inc.	28,182
1,395	Blount International, Inc.†	16,894
212	Brady Corp., Class A	6,466
835	Briggs & Stratton Corp.(a)	16,800
2,659	Casella Waste Systems, Inc., Class A†(a)	15,289
3,260	CBIZ, Inc.†(a)	24,254
1,065	Chart Industries, Inc.†(a)	131,038
714	Comfort Systems USA, Inc.	12,002
480	CRA International, Inc.†(a)	8,937
380	Cubic Corp.	20,399
1,190	Curtiss-Wright Corp.	55,882
250	Ducommun, Inc.†	7,170
176	EMCOR Group, Inc.	6,887
502	Encore Wire Corp.(a)	19,799
3,575	EnerSys, Inc.(a)	216,752
1,805	Federal Signal Corp.†(a)	23,230
857	FTI Consulting, Inc.†(a)	32,395
990	GenCorp, Inc.†(a)	15,870
400	General Cable Corp.(a)	12,700
50	Genessee & Wyoming, Inc., Class A†	4,648
1,508	Great Lakes Dredge & Dock Corp.	11,189
1,574	Griffon Corp.	19,738
2,253	Hawaiian Holdings, Inc.†(a)	16,763
9,260	Healthcare Services Group, Inc.(a)	238,538
100	HEICO Corp.(a)	6,774
2,302	Hub Group, Inc., Class A†(a)	90,308
253	Hyster-Yale Materials Handling, Inc.	22,687
430	International Shipholding Corp.(a)	11,799
3,462	JetBlue Airways Corp.†(a)	23,057
320	Kaydon Corp.	11,366
640	Kelly Services, Inc., Class A(a)	12,461
600	Knoll, Inc.(a)	10,164
682	Layne Christensen Co.†(a)	13,613
376	MasTec, Inc.†(a)	11,393
250	Matson, Inc.	6,558
2,350	Meritor, Inc.†(a)	18,471
426	Michael Baker Corp.(a)	17,240
1,316	Miller Industries, Inc.(a)	22,346
284	Mueller Industries, Inc.	15,810
537	NN, Inc.(a)	8,356
267	Patrick Industries, Inc.†(a)	8,023
1,950	Quality Distribution, Inc.†	18,018
1,010	Republic Airways Holdings, Inc.†	12,019
673	Rexnord Corp.†	13,998
362	Rush Enterprises, Inc., Class A†(a)	9,597
639	SkyWest, Inc.(a)	9,278
888	Sterling Construction Co., Inc.†(a)	8,214
686	TAL International Group, Inc.(a)	32,057
140	Teledyne Technologies, Inc.†	11,890
2,060	Triumph Group, Inc.(a)	144,653
778	Tutor Perini Corp.†	16,587
160	United Stationers, Inc.(a)	6,960
497	US Airways Group, Inc.†	9,423
231	USG Corp.†(a)	6,602
1,430	UTi Worldwide, Inc.(a)	21,607
4,100	Wesco Aircraft Holdings, Inc.†	85,813
		2,231,222
Information Technology — 5.7%
3,848	Active Network, Inc.†	55,065
889	Acxiom Corp.†	25,239
80	Anixter International, Inc.†	7,013
11,650	Applied Micro Circuits Corp.†(a)	150,285
5,370	Aruba Networks, Inc.†	89,357

Wilshire Variable Insurance Trust
Small Cap Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 5.7% (continued)
5,447	AVG Technologies NV†	$130,401
570	Black Box Corp.(a)	17,465
460	Brightcove, Inc.†	5,175
167	CACI International, Inc., Class A†(a)	11,541
190	Cardtronics, Inc.†(a)	7,049
4,700	Ceva, Inc.†(a)	81,075
430	Checkpoint Systems, Inc.†	7,181
411	Ciena Corp.†(a)	10,267
1,050	Cohu, Inc.(a)	11,455
382	Comtech Telecommunications Corp.(a)	9,290
250	CTS Corp.(a)	3,942
810	Cypress Semiconductor Corp.	7,565
200	Diodes, Inc.†(a)	4,900
960	EarthLink, Inc.(a)	4,752
3,120	Envestnet, Inc.†	96,720
610	Finisar Corp.†(a)	13,804
1,360	FormFactor, Inc.†(a)	9,330
610	iGATE Corp.†	16,933
4,080	Imation Corp.†	16,728
2,288	Imperva, Inc.†	96,142
7,331	Inphi Corp.†	98,455
859	Insight Enterprises, Inc.†(a)	16,252
6,410	InvenSense, Inc., Class A†(a)	112,944
6,440	MAXIMUS, Inc.	290,058
1,070	MoneyGram International, Inc.†	20,951
3,470	Monster Worldwide, Inc.†(a)	15,337
179	NETGEAR, Inc.†	5,524
812	OmniVision Technologies, Inc.†(a)	12,432
1,330	OpenTable, Inc.†	93,073
1,237	Photronics, Inc.†(a)	9,686
260	Plexus Corp.†(a)	9,672
730	PMC - Sierra, Inc.†(a)	4,833
5,745	Procera Networks, Inc.†(a)	88,990
4,080	QLIK Technologies, Inc.†	139,699
1,466	Rambus, Inc.†(a)	13,780
1,734	RF Micro Devices, Inc.†(a)	9,780
845	Richardson Electronics, Ltd.	9,608
523	Sanmina Corp.†	9,147
850	ScanSource, Inc.†(a)	29,410
3,020	Sigma Designs, Inc.†	16,882
948	Spansion, Inc., Class A†	9,565
2,320	SPS Commerce, Inc.†(a)	155,254
560	SunPower Corp., Class A†(a)	14,650
4,534	Synchronoss Technologies, Inc.†	172,564
513	SYNNEX Corp.†(a)	31,524
2,191	Tellabs, Inc.(a)	4,974
1,060	TriQuint Semiconductor, Inc.†(a)	8,618
993	TTM Technologies, Inc.†(a)	9,682
1,430	Unisys Corp.†(a)	36,022
2,193	United Online, Inc.†(a)	17,500
490	Vocus, Inc.†	4,562
240	Web.com Group, Inc.†(a)	7,762
400	WebMD Health Corp., Class A†(a)	11,440
3,230	Westell Technologies, Inc., Class A†(a)	10,820
		2,390,124
Materials — 0.5%
443	Berry Plastics Group, Inc.†	8,847
2,043	Boise, Inc.(a)	25,742
458	Century Aluminum Co.†	3,687
211	Clearwater Paper Corp.†	10,079
2,440	Graphic Packaging Holding Co.†	20,886
700	Handy & Harman, Ltd.†	16,709
195	HB Fuller Co.(a)	8,812
291	Kraton Performance Polymers, Inc.†	5,700

Shares		Value
Materials — 0.5% (continued)
333	Minerals Technologies, Inc.	$16,440
526	Myers Industries, Inc.	10,578
435	Neenah Paper, Inc.(a)	17,100
530	Olin Corp.(a)	12,227
186	Olympic Steel, Inc.(a)	5,167
351	OM Group, Inc.†(a)	11,857
850	Resolute Forest Products, Inc.†(a)	11,237
275	Sensient Technologies Corp.	13,170
1,636	Wausau Paper Corp.	21,252
		219,490
Telecommunication Services — 0.2%
6,796	Cincinnati Bell, Inc.†(a)	18,485
940	Consolidated Communications Holdings, Inc.(a)	16,206
1,460	General Communication, Inc., Class A†(a)	13,899
600	Inteliquent, Inc.(a)	5,796
230	Lumos Networks Corp.(a)	4,984
1,040	NTELOS Holdings Corp.	19,552
		78,922
Utilities — 0.4%
148	Avista Corp.(a)	3,907
305	Cleco Corp.(a)	13,676
265	El Paso Electric Co.	8,851
219	Empire District Electric Co.(a)	4,744
198	IDACORP, Inc.	9,583
178	Laclede Group, Inc.	8,010
97	MGE Energy, Inc.	5,291
108	NorthWestern Corp.	4,851
967	Ormat Technologies, Inc.(a)	25,887
203	Piedmont Natural Gas Co., Inc.	6,675
363	PNM Resources, Inc.	8,215
541	Portland General Electric Co.(a)	15,272
257	Southwest Gas Corp.	12,850
231	UIL Holdings Corp.(a)	8,589
158	UNS Energy Corp.	7,366
219	WGL Holdings, Inc	9,353
		153,120
Total Common Stock
(Cost $11,635,257)		14,034,846

SHORT-TERM INVESTMENTS (c) — 16.8%
195,051	Northern Trust Institutional Government Select Portfolio, 0.010%	195,051
6,935,064	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (d)	6,935,064

Total Short-Term Investments
(Cost $7,130,115)		7,130,115
Total Investments — 116.3%
(Cost $44,370,541)‡		49,212,982
Other Assets & Liabilities, Net — (16.3)%		(6,900,438)
NET ASSETS — 100.0%		$42,312,544

Ltd. — Limited
PLC — Public Limited Company

Wilshire Variable Insurance Trust
Small Cap Fund	September 30, 2013
Schedule of Investments	(Unaudited)

*	Affiliated Fund
†	Non-income producing security.
‡	At September 30, 2013, the tax basis cost of the Fund's investments was $44,370,541, and the unrealized appreciation and depreciation were $5,047,172 and $(204,731), respectively.
(a)	This security or a partial position of this security is on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $6,734,437.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2013.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2013 was $6,935,064.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $7,033.

As of September 30, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.  For the period ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
International Equity Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 73.2%
Australia — 2.8%
474	AGL Energy, Ltd.	$6,828
2,580	Alumina, Ltd.	2,465
867	Amcor, Ltd.	8,459
1,558	AMP, Ltd.	6,707
847	Aristocrat Leisure, Ltd.	3,652
8,321	Australia & New Zealand Banking Group, Ltd.	239,247
2,296	BHP Billiton, Ltd.	76,394
538	BlueScope Steel, Ltd.	2,351
1,254	Brambles, Ltd.	10,664
1,195	Commonwealth Bank of Australia	79,420
484	CSL, Ltd.	28,889
588	DuluxGroup, Ltd.	2,895
1,156	Echo Entertainment Group, Ltd.	2,996
1,510	Fortescue Metals Group, Ltd.(a)	6,725
1,025	GPT Group(b)	3,325
430	Iluka Resources, Ltd.	4,611
1,819	Incitec Pivot, Ltd.	4,567
15,651	Insurance Australia Group, Ltd.	85,796
166	Leighton Holdings, Ltd.(a)	2,984
539	Macquarie Atlas Roads Group	1,233
256	Macquarie Group, Ltd.	11,469
1,650	National Australia Bank, Ltd.	52,868
554	Newcrest Mining, Ltd.	6,093
298	Orica, Ltd.	5,584
1,024	Origin Energy, Ltd.	13,484
779	QBE Insurance Group, Ltd.	10,668
303	Rio Tinto, Ltd.	17,539
1,015	Santos, Ltd.	14,303
2,365	Stockland(b)	8,549
1,376	Suncorp Group, Ltd.	16,828
1,156	Tabcorp Holdings, Ltd.	3,539
3,872	Telstra Corp., Ltd.	17,967
750	Toll Holdings, Ltd.	4,085
1,259	Transurban Group	7,993
723	Wesfarmers, Ltd.	27,775
123	Wesfarmers, Ltd. PPS	4,780
1,721	Westfield Group(b)	17,685
1,721	Westfield Retail Trust(b)	4,771
2,464	Westpac Banking Corp.	75,316
469	Woodside Petroleum, Ltd.	16,782
1,078	Woolworths, Ltd.	35,227
185	WorleyParsons, Ltd.	4,206
		957,719
Austria — 0.1%
120	Erste Group Bank AG	3,792
126	OMV AG	6,222
382	Telekom Austria AG	3,198
218	Vienna Insurance Group	11,196
		24,408
Belgium — 0.3%
255	Ageas	10,333
576	Anheuser-Busch InBev NV	57,138
136	Belgacom SA	3,617
95	Delhaize Group SA	5,987
66	Groupe Bruxelles Lambert SA(a)	5,619
194	KBC Groep NV	9,545
48	Solvay SA	7,199
97	UCB SA	5,904
		105,342
Brazil — 0.7%
10,230	Banco Bradesco SA(a)	141,992

Shares		Value
Brazil — 0.7% (continued)
8,100	Cia de Saneamento Basico do Estado de Sao Paulo(a)	$80,676
		222,668
Canada — 2.9%
3,100	Alimentation Couche Tard, Inc., Class B	193,274
1,900	Canadian National Railway Co.(a)	192,518
1,040	Canadian Pacific Railway, Ltd.	128,317
3,100	Husky Energy, Inc.	89,143
1,000	Magna International, Inc.	82,472
2,400	Pacific Rubiales Energy Corp.	47,392
4,100	Royal Bank of Canada	262,706
		995,822
China — 1.7%
22,000	Anhui Conch Cement Co., Ltd., Class H	70,762
271,000	Bank of China, Ltd., Class H	123,839
147,000	Bank of Communications Co., Ltd., Class H	108,133
10,000	Beijing Enterprises Holdings, Ltd.	72,306
3,546	FIH Mobile, Ltd.†	2,198
1,300	Netease.com(a)	94,393
27,621	PICC Property & Casualty Co., Ltd., Class H	37,498
1,549	Sands China, Ltd.	9,589
20,800	Sinopharm Group Co., Ltd., Class H	52,207
		570,925
Denmark — 0.5%
1	AP Moller - Maersk A/S, Class B	9,173
92	Carlsberg A, Class B(a)	9,482
407	Danske Bank A/S†	8,777
2,239	DSV A/S	63,535
318	Novo Nordisk A/S, Class B	53,858
302	Novozymes A, Class B	11,558
169	Vestas Wind Systems A/S†	4,257
		160,640
Finland — 1.3%
518	Fortum OYJ	11,693
126	Kone OYJ, Class B(a)	11,255
2,778	Nokia OYJ(a)	18,173
10,900	Pohjola Bank PLC, Class A	181,654
4,613	Sampo, Class A	198,435
702	Stora Enso OYJ, Class R(a)	5,953
575	UPM-Kymmene OYJ	7,956
131	Wartsila OYJ Abp(a)	5,926
		441,045
France — 5.0%
179	Accor SA	7,438
248	Air Liquide SA	34,556
2,217	Alcatel-Lucent†	7,893
213	Alstom SA	7,581
1,375	AXA SA	31,912
2,398	BNP Paribas	162,211
218	Bouygues SA(a)	7,980
140	Cap Gemini SA	8,326
467	Carrefour SA	16,018
1,230	Christian Dior SA	241,404
348	Cie de St.-Gobain	17,272
143	Cie Generale de Geophysique-Veritas	3,296
1,019	Cie Generale des Etablissements Michelin, Class B	113,009
165	Cie Generale d'Optique Essilor International SA	17,746
348	CNP Assurances	6,272
779	Credit Agricole SA	8,590

Wilshire Variable Insurance Trust
International Equity Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
France — 5.0% (continued)
460	Danone SA	$34,635
179	Edenred	5,815
175	Electricite de France SA	5,536
1,690	France Telecom SA	21,162
1,025	GDF Suez	25,692
48	Groupe Fnac†(a)	159
48	Kering	10,757
169	Lafarge SA	11,792
160	Lagardere SCA	5,196
200	Legrand SA	11,099
187	L'Oreal SA	32,098
182	LVMH Moet Hennessy Louis Vuitton SA	35,866
19	Neopost SA(a)	1,384
138	Pernod-Ricard SA	17,136
127	Publicis Groupe SA	10,103
138	Renault SA	11,005
200	Safran SA	12,318
3,202	Sanofi-Aventis SA	324,289
390	Schneider Electric SA	33,001
3,574	Societe Generale	178,054
961	Sodexo	89,678
218	Suez Environnement Co.	3,539
77	Technip SA	9,040
1,477	Total SA	85,611
64	Unibail-Rodamco SE(b)	15,878
131	Vallourec SA	7,850
420	Veolia Environnement SA	7,180
292	Vinci SA	16,999
968	Vivendi SA	22,267
		1,736,643
Germany — 6.7%
2,044	Adidas AG	221,716
326	Allianz SE	51,289
2,908	BASF SE	278,878
3,061	Bayer AG	360,987
1,391	Bayerische Motoren Werke AG	149,594
80	Beiersdorf AG	7,103
680	Brenntag AG	113,203
303	Commerzbank AG†	3,490
103	Continental AG	17,461
696	Daimler AG	54,267
668	Deutsche Bank AG	30,662
169	Deutsche Boerse AG	12,719
640	Deutsche Post AG	21,228
10,617	Deutsche Telekom AG	153,770
1,429	E.ON SE	25,430
153	Fresenius Medical Care AG & Co. KGAA	9,947
1,920	Fresenius SE & Co. KGaA	238,355
145	HeidelbergCement AG	11,204
102	Henkel AG & Co. KGaA	9,036
937	Infineon Technologies AG(a)	9,391
196	K+S AG	5,067
126	Linde AG	24,969
51	Merck KGAA	7,960
150	Metro AG	5,957
871	Muenchener Rueckversicherungs AG	170,265
55	OSRAM Licht AG†	2,582
350	RWE AG	11,908
3,027	SAP AG	223,862
615	Siemens AG	74,168
136	Solarworld AG	163
348	ThyssenKrupp AG	8,334
31	Volkswagen AG	7,033
		2,321,998

Shares		Value
Greece — 0.0%
518	Alpha Bank AE†	$398
329	Hellenic Telecommunications Organization SA	3,424
66	National Bank of Greece SA†	265
242	OPAP SA	2,702
22	Piraeus Bank SA†	37
		6,826
Guernsey — 0.0%
1,563	Resolution, Ltd.	8,034

Hong Kong — 3.9%
7,163	AIA Group, Ltd.	33,706
2,343	Bank of East Asia, Ltd.(a)	9,925
5,614	BOC Hong Kong Holdings, Ltd.	18,038
7,549	Cheung Kong Holdings, Ltd.	114,921
35,000	Cheung Kong Infrastructure Holdings, Ltd.	242,756
24,000	China Overseas Land & Investment, Ltd.	70,981
1,250	CLP Holdings, Ltd.	10,180
992	Esprit Holdings, Ltd.	1,589
1,840	Hang Lung Properties, Ltd.	6,265
1,016	Hang Seng Bank, Ltd.(a)	16,569
4,162	Hong Kong & China Gas Co., Ltd.	10,019
920	Hong Kong Exchanges and Clearing, Ltd.	14,761
10,468	Hutchison Whampoa, Ltd.	125,548
218,000	Lenovo Group, Ltd.(a)	228,487
3,997	Li & Fung, Ltd.(a)	5,822
2,420	Link REIT(b)	11,832
2,311	New World Development, Ltd.	3,473
1,500	Power Assets Holdings, Ltd.	13,430
46,000	SJM Holdings, Ltd.	129,616
920	Sun Hung Kai Properties, Ltd.	12,522
678	Swire Pacific, Ltd., Class A	8,133
55,000	Techtronic Industries Co.	143,375
2,225	Tencent Holdings, Ltd.	117,010
1,420	Wharf Holdings, Ltd.	12,304
		1,361,262
India — 0.3%
2,490	Dr. Reddy's Laboratories, Ltd.(a)	94,097

Indonesia — 0.2%
104,500	Bank Mandiri	71,759

Ireland — 0.1%
644	CRH PLC	15,474
373	Elan Corp. PLC	5,799
1,162	Experian PLC	22,124
		43,397
Isle of Man — 0.0%
5,808	Genting Singapore PLC	6,659

Israel — 0.1%
592	Israel Chemicals, Ltd.	4,999
726	Teva Pharmaceutical Industries, Ltd.	27,435
		32,434
Italy — 0.8%
967	Assicurazioni Generali SpA	19,348
386	Atlantia SpA	7,860
2,255	Banca Monte dei Paschi di Siena SPA†	627
741	Banco Popolare SC(a)	1,104
731	CNH Industrial NV†	9,375
5,237	Enel SPA	20,109

Wilshire Variable Insurance Trust
International Equity Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Italy — 0.8% (continued)
6,210	Eni SpA	$142,757
731	Fiat SPA(a)	5,834
528	Finmeccanica SPA	3,161
7,899	Intesa Sanpaolo SpA	16,339
1,055	Intesa Sanpaolo SpA, RNC	1,792
1,118	Mediaset SpA	4,536
665	Mediobanca SpA	4,646
211	Saipem SpA	4,583
2,166	Snam Rete Gas SpA	10,977
6,933	Telecom Italia SpA	5,704
6,350	Telecom Italia SpA, RNC	4,220
3,108	UniCredit SpA	19,847
548	Unione di Banche Italiane SCPA	2,777
		285,596
Japan — 13.2%
145	Advantest Corp.(a)	1,683
774	Aeon Co., Ltd.	10,683
242	Aisin Seiki Co., Ltd.	10,375
332	Ajinomoto Co., Inc.	4,368
532	Amada Co., Ltd.	4,808
339	Asahi Breweries, Ltd.	8,925
1,065	Asahi Glass Co., Ltd.	6,617
1,742	Asahi Kasei Corp.	13,156
2,236	Astellas Pharma, Inc.	114,215
1,984	Bank of Yokohama, Ltd. (The)	11,379
629	Bridgestone Corp.	23,052
870	Canon, Inc.	27,857
97	Central Japan Railway Co.	12,450
678	Chiba Bank, Ltd. (The)	4,965
425	Chubu Electric Power Co., Inc.	5,838
242	Chugai Pharmaceutical Co., Ltd.	4,976
48	Credit Saison Co., Ltd.	1,307
532	Dai Nippon Printing Co., Ltd.	5,640
900	Dai-ichi Life Insurance Co., Ltd.	12,889
678	Daiichi Sankyo Co., Ltd.	12,313
194	Daikin Industries, Ltd.	10,355
97	Daito Trust Construction Co., Ltd.	9,707
149	Daiwa House Industry Co., Ltd.	2,815
1,404	Daiwa Securities Group, Inc.	12,670
459	Denso Corp.	21,537
242	Dentsu, Inc.	9,232
890	East Japan Railway Co.	76,705
242	Eisai Co., Ltd.(a)	9,849
97	Electric Power Development Co., Ltd.(a)	3,167
145	FANUC Corp.	24,030
48	Fast Retailing Co., Ltd.	18,103
387	FUJIFILM Holdings Corp.	9,327
1,742	Fujitsu, Ltd.	6,521
920	Fukuoka Financial Group, Inc.	4,166
105	Hankyu Hanshin Holdings, Inc.	584
48	Hirose Electric Co., Ltd.(a)	7,389
3,762	Hitachi, Ltd.	24,928
246	Hokkaido Electric Power Co., Inc.	3,320
774	Hokuhoku Financial Group, Inc.	1,628
1,204	Honda Motor Co., Ltd.	46,020
436	Hoya Corp.	10,314
97	Ibiden Co., Ltd.(a)	1,592
400	INPEX Corp.	4,727
19,513	ITOCHU Corp.(a)	240,384
2	Japan Retail Fund Investment Corp., Class REIT(b)	4,118
563	Japan Steel Works, Ltd. (The)	3,278
4,674	Japan Tobacco, Inc.	168,497
4,739	JFE Holdings, Inc.	123,561
3,000	JGC Corp.	108,614

Shares		Value
Japan — 13.2% (continued)
968	Joyo Bank, Ltd. (The)(a)	$5,207
281	JTEKT Corp.	3,865
1,094	JX Holdings, Inc.	5,686
1,113	Kajima Corp.(a)	4,534
532	Kansai Electric Power Co., Inc. (The)	6,844
484	Kao Corp.	15,115
384	KDDI Corp.(a)	19,734
491	Keio Corp.	3,527
59	Keyence Corp.	22,449
1,597	Kintetsu Corp.	5,963
920	Kirin Holdings Co., Ltd.	13,432
2,952	Kobe Steel, Ltd.	5,502
671	Komatsu, Ltd.(a)	16,754
532	Konica Minolta, Inc.	4,481
548	Kubota Corp.(a)	7,965
484	Kuraray Co., Ltd.	5,817
290	Kyocera Corp.	15,465
339	Kyushu Electric Power Co., Inc.	4,851
339	LIXIL Group Corp.(a)	6,988
1,549	Marubeni Corp.(a)	12,250
436	Marui Group Co., Ltd.	4,097
1,900	Miraca Holdings, Inc.	84,915
871	Mitsubishi Chemical Holdings Corp.(a)	4,081
1,058	Mitsubishi Corp.	21,481
1,549	Mitsubishi Electric Corp.	16,345
1,065	Mitsubishi Estate Co., Ltd.	31,562
678	Mitsubishi Gas Chemical Co., Inc.	5,714
1,904	Mitsubishi Heavy Industries, Ltd.	10,980
1,258	Mitsubishi Materials Corp.	5,213
9,465	Mitsubishi UFJ Financial Group, Inc.	60,712
1,355	Mitsui & Co., Ltd.(a)	19,759
774	Mitsui Fudosan Co., Ltd.	26,137
1,307	Mitsui OSK Lines, Ltd.	5,921
112,150	Mizuho Financial Group, Inc.	243,809
363	MS&AD Insurance Group Holdings	9,514
194	Murata Manufacturing Co., Ltd.	14,861
766	NEC Corp.	1,780
48	Nidec Corp.(a)	4,044
387	Nikon Corp.(a)	6,783
66	Nintendo Co., Ltd.	7,475
511	Nippon Electric Glass Co., Ltd.	2,744
1,016	Nippon Express Co., Ltd.	5,105
5,602	Nippon Steel & Sumitomo Metal Corp.	19,081
3,139	Nippon Telegraph & Telephone Corp.	163,387
1,355	Nippon Yusen KK	4,297
17,117	Nissan Motor Co., Ltd.	172,757
194	Nitto Denko Corp.	12,652
230	NKSJ Holdings, Inc.(a)	5,933
3,243	Nomura Holdings, Inc.	25,366
532	NSK, Ltd.(a)	5,457
100	NTT Data Corp.	3,384
1,200	NTT DOCOMO, Inc.	19,445
532	Obayashi Corp.	3,183
194	Olympus Corp.	5,926
242	Omron Corp.	8,766
800	ORIX Corp.	13,078
2,323	Osaka Gas Co., Ltd.(a)	9,903
300	Otsuka Holdings Co., Ltd.	8,699
2,016	Panasonic Corp.(a)	19,516
774	Rakuten, Inc.	11,749
2,130	Resona Holdings, Inc.	10,936
532	Ricoh Co., Ltd.(a)	6,165
97	Rohm Co., Ltd.	4,000
145	Secom Co., Ltd.	9,088
194	Sega Sammy Holdings, Inc.(a)	5,598
145	Seiko Epson Corp.	2,394

Wilshire Variable Insurance Trust
International Equity Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Japan — 13.2% (continued)
8,968	Sekisui Chemical Co., Ltd.	$91,475
7,823	Sekisui House, Ltd.	105,528
3,726	Seven & I Holdings Co., Ltd.	136,595
920	Sharp Corp.	3,393
339	Shin-Etsu Chemical Co., Ltd.	20,800
629	Shinsei Bank, Ltd.	1,535
532	Shionogi & Co., Ltd.	11,199
339	Shiseido Co., Ltd.	6,106
532	Shizuoka Bank, Ltd. (The)	6,069
1,355	Showa Denko KK	1,842
67	SMC Corp.	15,991
726	Softbank Corp.	50,419
2,199	Sojitz Corp.	4,318
871	Sony Corp.(a)	18,696
1,549	Sumitomo Chemical Co., Ltd.	5,927
9,713	Sumitomo Corp.(a)	131,278
581	Sumitomo Electric Industries, Ltd.	8,450
871	Sumitomo Heavy Industries, Ltd.	3,972
629	Sumitomo Metal Mining Co., Ltd.	8,938
3,862	Sumitomo Mitsui Financial Group, Inc.	187,019
2,795	Sumitomo Mitsui Trust Holdings, Inc.	13,891
484	Sumitomo Realty & Development Co., Ltd.(a)	23,069
2,900	Sundrug Co., Ltd.(a)	144,755
484	Suzuki Motor Corp.	11,666
290	T&D Holdings, Inc.	3,601
629	Takashimaya Co., Ltd.	5,915
629	Takeda Pharmaceutical Co., Ltd.(a)	29,708
97	TDK Corp.(a)	3,821
1,500	Teijin, Ltd.(a)	3,467
194	Terumo Corp.	9,987
1,210	Tobu Railway Co., Ltd.(a)	6,398
436	Tohoku Electric Power Co., Inc.	5,371
4,273	Tokio Marine Holdings, Inc.	140,091
823	Tokyo Electric Power Co., Inc. (The)	5,127
145	Tokyo Electron, Ltd.	7,801
2,178	Tokyo Gas Co., Ltd.	11,946
968	Tokyu Corp.	6,918
532	Toppan Printing Co., Ltd.	4,300
1,307	Toray Industries, Inc.(a)	8,619
2,904	Toshiba Corp.	13,087
242	Toyota Industries Corp.	10,478
7,701	Toyota Motor Corp.	493,923
242	Toyota Tsusho Corp.	6,346
2,800	Unicharm Corp.	163,859
194	West Japan Railway Co.	8,318
920	Yamada Denki Co., Ltd.	2,721
290	Yamaha Motor Co., Ltd.	4,266
339	Yamato Holdings Co., Ltd.(a)	7,656
		4,571,510
Jersey — 0.1%
343	Atrium European Real Estate, Ltd.	1,940
118	Randgold Resources, Ltd.	8,459
462	Shire PLC	18,482
271	Wolseley PLC	14,021
		42,902
Luxembourg — 0.5%
796	ArcelorMittal	10,914
84	Millicom International Cellular SA	7,431
396	SES SA	11,332
223	Subsea 7 SA	4,637
5,586	Tenaris SA	130,680
		164,994

Shares		Value
Malaysia — 0.5%
29,500	AMMB Holdings BHD	$67,121
47,100	Axiata Group BHD	99,449
		166,570
Mexico — 0.9%
56,700	Alfa SAB de CV, Class A	152,909
23,100	Grupo Financiero Banorte SAB de CV, Class O	143,935
		296,844
Netherlands — 2.1%
855	Aegon NV(a)	6,326
143	Akzo Nobel NV	9,395
2,283	ASML Holding NV(a)	225,504
434	European Aeronautic Defence and Space Co. NV	27,655
210	Heineken NV	14,878
3,601	ING Groep NV, CVA†	40,861
862	Koninklijke Ahold NV	14,934
138	Koninklijke DSM NV	10,410
1,138	Koninklijke KPN NV	3,624
891	Koninklijke Philips Electronics NV	28,745
500	PostNL NV	2,163
582	Reed Elsevier NV	11,703
2,673	Royal Dutch Shell PLC, Class A	88,117
1,797	Royal Dutch Shell PLC, Class B	62,002
5,720	SBM Offshore NV	113,187
446	TNT Express NV	4,071
1,279	Unilever NV, CVA	48,815
319	Wolters Kluwer NV	8,225
140	Ziggo NV	5,673
		726,288
New Zealand — 0.0%
682	Chorus, Ltd.	1,529
3,409	Telecom Corp. of New Zealand, Ltd.	6,576
		8,105
Norway — 2.4%
785	DnB NOR ASA	11,921
1,065	Norsk Hydro ASA(a)	4,417
551	Orkla ASA	4,014
4,856	Seadrill, Ltd.	218,098
12,212	Statoil ASA	277,374
15,000	Storebrand ASA(a)	83,137
9,467	Telenor ASA	216,354
196	Yara International ASA(a)	8,093
		823,408
Portugal — 0.0%
1,805	Banco Comercial Portugues SA, Class R†	234
2,299	Energias de Portugal SA	8,399
373	Portugal Telecom SGPS SA(a)	1,682
		10,315
Russia — 0.5%
2,550	Lukoil OAO ADR	161,341

Singapore — 1.6%
8,712	CapitaMalls Asia, Ltd.	13,591
1,452	DBS Group Holdings, Ltd.	19,008
5,180	Keppel Corp., Ltd.	43,064
1,548	Keppel REIT(b)	1,516
2,904	Oversea-Chinese Banking Corp., Ltd.	23,864
883	SATS, Ltd.	2,295
1,210	Singapore Airlines, Ltd.	10,076
1,904	Singapore Technologies Engineering, Ltd.	6,338
47,325	Singapore Telecommunications, Ltd.	140,938

Wilshire Variable Insurance Trust
International Equity Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Singapore — 1.6% (continued)
12,858	United Overseas Bank, Ltd.	$212,091
14,000	UOL Group, Ltd.	68,732
1,936	Wilmar International, Ltd.	4,894
		546,407
South Africa — 1.1%
4,200	Aspen Pharmacare Holdings, Ltd.	109,927
9,800	Remgro, Ltd.	189,349
1,900	Sasol, Ltd.	90,692
		389,968
South Korea — 1.8%
600	Daelim Industrial Co., Ltd.	54,156
1,225	Hyundai Motor Co.	285,808
320	Samsung Electronics Co., Ltd. GDR	203,791
450	SK Telecom Co., Ltd.	92,020
		635,775
Spain — 1.5%
295	Abertis Infraestructuras SA(a)	5,734
67	Acciona SA(a)	3,820
70	ACS Actividades de Construccion y Servicios SA	2,229
3,932	Banco Bilbao Vizcaya Argentaria SA	43,969
728	Banco Popular Espanol SA	3,908
27,667	Banco Santander SA	225,573
467	Distribuidora Internacional de Alimentacion SA	4,049
3,100	Enagas SA	75,972
401	Ferrovial SA	7,222
102	Fomento de Construcciones y Contratas SA(a)	2,025
3,235	Iberdrola SA	18,804
184	Inditex SA	28,383
652	Indra Sistemas SA(a)	9,775
745	Repsol SA	18,471
3,696	Telefonica SA	57,458
		507,392
Sweden — 1.4%
242	Assa Abloy AB, Class B	11,120
310	Atlas Copco AB, Class B	8,192
3,432	Atlas Copco AB, Class A	100,539
290	Electrolux AB, Class B	7,509
678	Hennes & Mauritz AB, Class B	29,457
2,517	Nordea Bank AB	30,373
968	Sandvik AB(a)	13,370
242	Scania AB, Class B(a)	5,188
532	Securitas AB, Class B(a)	6,075
1,859	Skandinaviska Enskilda Banken AB, Class A	19,706
387	SKF AB, Class B	10,772
387	SSAB AB, Class A	2,526
726	Svenska Cellulosa AB, Class B	18,295
301	Svenska Handelsbanken AB, Class A	12,878
6,479	Swedbank AB, Class A	150,915
2,715	Telefonaktiebolaget LM Ericsson, Class B	36,160
1,984	TeliaSonera AB	15,179
1,105	Volvo AB, Class B	16,559
		494,813
Switzerland — 3.9%
6,109	ABB, Ltd.	144,290
63	Actelion, Ltd.	4,473
165	Adecco SA	11,770
375	Cie Financiere Richemont SA	37,573
4,656	Credit Suisse Group AG	142,389
44	Geberit AG	11,889

Shares		Value
Switzerland — 3.9% (continued)
5,535	Glencore Xstrata PLC	$30,140
257	Holcim, Ltd.(a)	19,161
239	Julius Baer Group, Ltd.	11,160
2,376	Nestle SA	165,688
157	Nobel Biocare Holding AG	2,319
1,614	Novartis AG	124,146
1,544	Roche Holding AG	416,685
5	SGS SA	11,950
711	STMicroelectronics NV	6,562
31	Swatch Group AG (The)	19,965
32	Swiss Life Holding AG	6,059
233	Swiss Re, Ltd.	19,304
23	Swisscom AG	11,052
80	Syngenta AG	32,697
310	Transocean, Ltd.	13,777
2,750	UBS AG	56,363
126	Zurich Insurance Group AG	32,482
		1,331,894
Taiwan — 0.5%
9,700	Taiwan Semiconductor Manufacturing Co., Ltd. ADR(a)	164,512

Thailand — 0.9%
7,600	Advanced Info Service PCL	62,101
13,100	Bangkok Bank PLC	82,137
31,507	PTT Exploration & Production PLC	164,942
		309,180
Turkey — 0.3%
7,300	Haci Omer Sabanci Holding AS	35,273
17,425	KOC Holding AS	80,454
		115,727
United Kingdom — 11.9%
1,112	3i Group PLC	6,544
12,060	Aberdeen Asset Management PLC	73,861
274	Aggreko PLC	7,110
1,045	Anglo American PLC	25,660
1,146	ARM Holdings PLC	18,343
889	AstraZeneca PLC	46,215
2,343	Aviva PLC	15,039
3,044	BAE Systems PLC	22,373
30,720	Barclays PLC	131,288
2,440	BG Group PLC	46,579
18,423	BHP Billiton PLC	541,940
35,375	BP PLC	248,010
5,181	British American Tobacco PLC	272,674
517	British Land Co. PLC(b)	4,830
1,128	British Sky Broadcasting Group PLC	15,884
5,890	BT Group PLC, Class A	32,611
300	Bunzl PLC	6,498
2,140	Cable & Wireless Communications PLC	1,372
633	Cairn Energy PLC†	2,684
590	Capita Group PLC (The)	9,510
194	Carnival PLC	6,573
4,053	Centrica PLC	24,257
12,306	Compass Group PLC	169,282
1,796	Diageo PLC	57,091
3,510	GlaxoSmithKline PLC	88,252
237	Hammerson PLC(b)	1,922
1,393	Home Retail Group PLC(a)	3,787
24,656	HSBC Holdings PLC	266,862
755	Imperial Tobacco Group PLC	27,910
279	InterContinental Hotels Group PLC	8,144
170	Intertek Group PLC	9,104
1,510	J Sainsbury PLC	9,570

Wilshire Variable Insurance Trust
International Equity Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
United Kingdom — 11.9% (continued)
162	Johnson Matthey PLC	$7,362
2,396	Kingfisher PLC	14,968
469	Land Securities Group PLC(b)	6,971
6,645	Legal & General Group PLC	21,086
33,562	Lloyds Banking Group PLC†	39,961
169	London Stock Exchange Group PLC	4,204
1,700	Man Group PLC	2,307
1,321	Marks & Spencer Group PLC	10,614
2,517	National Grid PLC	29,732
1,136	Next PLC	94,918
5,184	Old Mutual PLC	15,736
649	Pearson PLC	13,208
14,053	Prudential PLC	261,446
493	Reckitt Benckiser Group PLC	36,046
934	Reed Elsevier PLC	12,590
998	Rexam PLC	7,777
894	Rio Tinto PLC	43,639
10,995	Rolls-Royce Holdings PLC	197,822
1,382	Royal Bank of Scotland Group PLC†	8,021
2,749	RSA Insurance Group PLC	5,378
748	SABMiller PLC	38,045
1,012	Sage Group PLC	5,404
750	Scottish & Southern Energy PLC	17,887
242	Severn Trent PLC	6,901
653	Smith & Nephew PLC	8,147
310	Smiths Group PLC	7,011
6,222	Standard Chartered PLC	149,066
5,400	Tate & Lyle PLC	64,348
5,771	Tesco PLC	33,550
707	Tullow Oil PLC	11,721
954	Unilever PLC	37,092
594	United Utilities Group PLC	6,644
34,715	Vodafone Group PLC	121,844
3,320	Weir Group PLC	125,146
13,760	WH Smith PLC	184,116
2,247	Whitbread PLC	107,786
20,266	William Hill PLC	132,141
1,609	WM Morrison Supermarkets PLC	7,295
946	WPP PLC	19,440
		4,119,149
United States — 0.7%
1,500	Philip Morris International, Inc.	129,885
4,200	Southern Copper Corp.	114,408
		244,293
Total Common Stock
(Cost $22,374,046)		25,278,661

INVESTMENT IN UNDERLYING FUNDS — 16.6%
609,762	Wilshire International Equity Fund*	5,737,861

Total Investment in Underlying Funds
(Cost $5,603,775)		5,737,861

SHORT-TERM INVESTMENTS (c) — 14.1%
148,742	Northern Trust Institutional Government Select Portfolio, 0.010%	148,742
4,715,091	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (d)	4,715,091

Total Short-Term Investments
(Cost $4,863,833)		4,863,833

Shares		Value

EXCHANGE TRADED FUND — 8.2%
70,807	Vanguard FTSE Emerging Markets ETF	$2,840,069

Total Exchange Traded Fund
(Cost $2,987,737)		2,840,069

PREFERRED STOCK — 1.1%
Germany — 1.1%
3,094	Henkel AG & Co. KGAA	318,861
92	Porsche Automobil Holding SE	8,031
137	Volkswagen AG	32,302
		359,194
Total Preferred Stock
(Cost $290,645)		359,194
RIGHTS — 0.0%
Hong Kong — 0.0%
29	New World Development(e)	—

Spain — 0.0%
295	Abertis Infraestructuras SA	287
3,932	Banco Bilbao Vizcaya Argentaria SA	537
		824
United Kingdom — 0.0%
7,680	Barclays PLC	10,040

Total Rights (Cost $–)		10,864

PRIVATE COMPANY — 0.0%
Malta — 0.0%
3,758	BGP Holdings PLC† (e)	—

Total Private Company
(Cost $–)		—
Total Investments — 113.2%
(Cost $36,120,036)‡		39,090,482
Other Assets & Liabilities, Net — (13.2)%		(4,551,485)
NET ASSETS — 100.0%		$34,538,997

*	Affiliated Fund
†	Non-income producing security.
‡	At September 30, 2013, the tax basis cost of the Fund's investments was $36,120,036, and the unrealized appreciation and depreciation were $4,590,376 and $(1,619,930), respectively.
(a)	This security or a partial position of this security is on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $4,558,682.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2013.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2013 was $4,715,091.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $27,224.

(e)	Security fair valued using methods determined in good faith by the Pricing Committee. As of September 30, 2013, the total market value of this security was $0 and represented 0.0% of Net Assets.

Wilshire Variable Insurance Trust
International Equity Fund	September 30, 2013
Schedule of Investments	(Unaudited)

ADR — American Depositary Receipt
ETF— Exchange Traded Fund
FTSE— Financial Times and the London Stock Exchange
GDR— Global Depositary Receipt
Ltd. — Limited
PLC— Public Limited Company

Amounts designated as “—”are either $0 or have been rounded to $0.

Investments in Securities	Level 1	Level 2††	Level 3		Total
Common Stock
Australia	$—	$957,719	$—		$957,719
Austria	—	24,408	—		24,408
Belgium	—	105,342	—		105,342
Brazil	222,668	—	—		222,668
Canada	995,822	—	—		995,822
China	94,393	476,532	—		570,925
Denmark	—	160,640	—		160,640
Finland	—	441,045	—		441,045
France	159	1,736,484	—		1,736,643
Germany	2,582	2,319,416	—		2,321,998
Greece	—	6,826	—		6,826
Guernsey	—	8,034	—		8,034
Hong Kong	—	1,361,262	—		1,361,262
India	94,097	—	—		94,097
Indonesia	—	71,759	—		71,759
Ireland	—	43,397	—		43,397
Isle of Man	—	6,659	—		6,659
Israel	—	32,434	—		32,434
Italy	9,375	276,221	—		285,596
Japan	—	4,571,510	—		4,571,510
Jersey	—	42,902	—		42,902
Luxembourg	—	164,994	—		164,994
Malaysia	—	166,570	—		166,570
Mexico	296,844	—	—		296,844
Netherlands	—	726,288	—		726,288
New Zealand	—	8,105	—		8,105
Norway	—	823,408	—		823,408
Portugal	—	10,315	—		10,315
Russia	—	161,341	—		161,341
Singapore	—	546,407	—		546,407
South Africa	—	389,968	—		389,968
South Korea	—	635,775	—		635,775
Spain	—	507,392	—		507,392
Sweden	—	494,813	—		494,813
Switzerland	—	1,331,894	—		1,331,894
Taiwan	164,512	—	—		164,512
Thailand	—	309,180	—		309,180
Turkey	—	115,727	—		115,727
United Kingdom	—	4,119,149	—		4,119,149
United States	244,293	—	—		244,293
Total Common Stock	2,124,745	23,153,916	—		25,278,661
Investment in Underlying Funds	5,737,861	—	—		5,737,861
Short-Term Investments	4,863,833	—	—		4,863,833
Exchange Traded Fund	2,840,069	—	—		2,840,069
Preferred Stock	—	359,194	—		359,194
Rights	10,864	—	—		10,864
Private Company
Malta	—	—	—	^	—
Total Investments in Securities	$15,577,372	$23,513,110	$—		$39,090,482

††	Represents securities trading primarily outside the United States, the value of which were adjusted as a result of local trading through the application of a third-party vendor service.

^
This security was categorized as Level 3 and had a market value of $0 as of September 30, 2013 and the value has remained zero throughout the period ended September 30, 2013. There were no accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales or transfers in or out of Level 3 during the period ended September 30, 2013.

For the period ended September 30, 2013, the transfers out of Level 1 and into Level 2 were $2,010,289. The transfers were related to the fair value of certain foreign securities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Socially Responsible Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 98.5%
Consumer Discretionary — 15.9%
977	Amazon.com, Inc.†	$305,449
23,289	Comcast Corp., Class A(a)	1,051,499
6,630	Ford Motor Co.	111,848
6,790	Harley-Davidson, Inc.(a)	436,189
11,183	Home Depot, Inc. (The)	848,231
7,940	Honda Motor Co., Ltd. ADR(a)	302,832
10,520	Johnson Controls, Inc.	436,580
7,370	Lowe's Cos., Inc.	350,886
1,761	McDonald's Corp.(a)	169,426
4,275	Starwood Hotels & Resorts Worldwide, Inc.	284,074
9,941	Target Corp.(a)	636,025
11,670	TJX Cos., Inc.	658,071
8,140	Toll Brothers, Inc.†(a)	263,980
10,174	Twenty-First Century Fox, Inc., Class A	340,829
12,290	Twenty-First Century Fox, Inc., Class B	410,486
19,417	Walt Disney Co. (The)	1,252,202
7,252	Yum! Brands, Inc.(a)	517,720
		8,376,327
Consumer Staples — 10.9%
8,466	Coca-Cola Co. (The)	320,692
9,142	Costco Wholesale Corp.(a)	1,052,427
12,860	CVS Caremark Corp.	729,805
18,780	Danone SA ADR(a)	282,451
10,880	Estee Lauder Cos., Inc. (The), Class A(a)	760,512
4,998	General Mills, Inc.	239,504
3,326	Kimberly-Clark Corp.(a)	313,376
3,292	Kraft Foods Group, Inc.	172,633
8,370	McCormick & Co., Inc.(a)	541,539
6,656	Mondelez International, Inc., Class A(a)	209,132
8,362	PepsiCo, Inc.	664,779
5,845	Procter & Gamble Co. (The)(a)	441,823
		5,728,673
Energy — 5.9%
3,851	Anadarko Petroleum Corp.	358,104
6,255	Cameron International Corp.†	365,104
7,943	ConocoPhillips(a)	552,118
5,122	Devon Energy Corp.	295,847
6,021	Hess Corp.	465,664
5,385	Occidental Petroleum Corp.	503,713
9,790	Petroleo Brasileiro SA(a)	151,647
2,849	Schlumberger, Ltd.	251,738
12,054	Weatherford International, Ltd.†	184,788
		3,128,723
Financials — 16.4%
260	Alleghany Corp.†	106,509
2,940	American Express Co.	222,029
7,451	American Tower Corp., Class A(b)	552,342
2,616	BB&T Corp.	88,290
6	Berkshire Hathaway, Inc., Class A†(a)	1,022,460
12,937	Blackstone Group LP (The)	322,002
11,300	Charles Schwab Corp. (The)	238,882
22,121	Citigroup, Inc.	1,073,090
15,172	Forest City Enterprises, Inc., Class A†(a)	287,358
19,777	JPMorgan Chase & Co.	1,022,273
21,002	MetLife, Inc.	986,044
6,040	SunTrust Banks, Inc.	195,817
14,195	Travelers Cos., Inc. (The)	1,203,310
6,344	U.S. Bancorp	232,063
26,797	Wells Fargo & Co.	1,107,252
		8,659,721
Shares		Value
Health Care — 14.5%
2,816	AbbVie, Inc.	$125,960
1,870	AmerisourceBergen Corp., Class A	114,257
6,492	Amgen, Inc.	726,715
1,351	BioMarin Pharmaceutical, Inc.†	97,569
9,044	Bristol-Myers Squibb Co.	418,556
2,187	Cardinal Health, Inc.	114,052
740	Celgene Corp.†	113,908
4,900	Covidien PLC(a)	298,606
4,020	Express Scripts Holding Co.†	248,356
9,305	GlaxoSmithKline PLC(a)	466,832
14,174	Johnson & Johnson	1,228,744
21,822	Merck & Co., Inc.	1,038,945
45,344	Pfizer, Inc.	1,301,826
5,233	Roche Holding AG ADR(a)	353,280
5,340	Thermo Fisher Scientific, Inc.(a)	492,081
6,700	UnitedHealth Group, Inc.	479,787
		7,619,474
Industrials — 7.7%
2,841	3M Co.	339,244
3,480	Caterpillar, Inc.(a)	290,128
2,949	Eaton Corp. PLC	203,009
8,570	Emerson Electric Co.	554,479
2,310	Flowserve Corp.(a)	144,121
39,179	General Electric Co.	935,986
4,640	Honeywell International, Inc.	385,306
1,043	Pentair, Ltd.	67,732
1,250	Rockwell Automation, Inc.(a)	133,675
8,290	Tyco International, Ltd.	289,984
6,822	United Parcel Service, Inc., Class B	623,326
2,587	Waste Management, Inc.	106,688
		4,073,678
Information Technology — 17.2%
2,215	Adobe Systems, Inc.†	115,047
2,721	Apple, Inc.	1,297,237
3,657	ASML Holding NV, Class G(a)	361,165
7,964	Automatic Data Processing, Inc.	576,434
25,783	Cisco Systems, Inc.	603,838
2,143	Citrix Systems, Inc.†	151,318
7,859	eBay, Inc.†	438,454
7,453	EMC Corp.(a)	190,499
12,641	Facebook, Inc., Class A†	635,084
1,718	Google, Inc., Class A†(a)	1,504,813
2,203	International Business Machines Corp.	407,951
11,269	Juniper Networks, Inc.†	223,802
730	LinkedIn Corp., Class A†	179,624
17,742	Microsoft Corp.	590,986
11,665	NetApp, Inc.(a)	497,162
5,365	Oracle Corp.	177,957
3,402	QUALCOMM, Inc.	229,159
880	Splunk, Inc.†	52,835
3,084	Texas Instruments, Inc.	124,193
2,070	Trulia, Inc.†(a)	97,352
3,100	Visa, Inc., Class A	592,410
		9,047,320
Materials — 5.3%
13,960	Alcoa, Inc.(a)	113,355
3,277	BHP Billiton, Ltd. ADR(a)	217,921
2,680	Eagle Materials, Inc.	194,434
6,639	Ecolab, Inc.	655,667
1,855	EI du Pont de Nemours & Co.(a)	108,629
11,020	International Paper Co.	493,696
2,160	LyondellBasell Industries NV, Class A	158,177

Wilshire Variable Insurance Trust
Socially Responsible Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Materials — 5.3% (continued)
5,000	PPG Industries, Inc.	$835,300
		2,777,179
Telecommunication Services — 2.2%
17,117	AT&T, Inc.	578,897
11,943	Verizon Communications, Inc.(a)	557,260
		1,136,157
Utilities — 2.5%
8,117	NextEra Energy, Inc.	650,659
8,240	NV Energy, Inc.(a)	194,546
4,850	Sempra Energy	415,160
1,753	Wisconsin Energy Corp.(a)	70,786
		1,331,151
Total Common Stock
(Cost $34,311,628)		51,878,403

SHORT-TERM INVESTMENTS (c) — 26.1%
908,744	Northern Trust Institutional Government Select Portfolio, 0.010%	908,744
12,835,811	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (d)	12,835,811

Total Short-Term Investments
(Cost $13,744,555)		13,744,555
Total Investments — 124.6%
(Cost $48,056,183)‡		65,622,958
Other Assets & Liabilities, Net — (24.6)%		(12,966,345)
NET ASSETS — 100.0%		$52,656,613

†	Non-income producing security.
‡	At September 30, 2013, the tax basis cost of the Fund's investments was $48,056,183, and the unrealized appreciation and depreciation were $17,983,850 and $(417,075), respectively.
(a)	This security or a partial position of this security is on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $12,483,627.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2013.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2013 was $12,835,811.

ADR — American Depositary Receipt
LP— Limited Partnership
Ltd.— Limited
PLC— Public Limited Company

As of September 30, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.  For the period ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust	September 30, 2013
Schedule of Investments	(Unaudited)

	2015 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 98.9%
22,379	iShares Barclays TIPS Bond Fund	$2,519,428
38,750	Market Vectors Emerging Markets Local Currency Bond ETF	941,625
31,410	SPDR Barclays Capital High Yield Bond ETF	1,251,374
16,136	SPDR Barclays Capital International Treasury Bond ETF	941,858
97,070	Vanguard Europe Pacific ETF(a)	3,842,031
31,926	Vanguard FTSE Emerging Markets ETF(a)	1,280,552
11,390	Vanguard Global ex-U.S. Real Estate ETF	646,041
9,676	Vanguard REIT ETF(a)	640,164
114,040	Vanguard S&P 500 ETF(a)	8,781,080
41,280	Vanguard Scottsdale Funds	3,443,578
37,540	Vanguard Short-Term Inflation-Protected Securities ETF	1,855,602
8,597	Vanguard Small-Cap Growth ETF(a)	984,013
14,189	Vanguard Small-Cap Value ETF(a)	1,280,415
34,690	Vanguard Total Bond Market ETF	2,805,727

Total Exchange Traded Funds - 98.9%
(Cost $28,142,122)		31,213,488

SHORT-TERM INVESTMENTS (c) - 43.2%
357,967	Northern Trust Institutional Government Select Portfolio, 0.01%	357,967
13,274,245	Northern Trust Institutional Liquid Asset Portfolio, 0.01% (b)	13,274,245

Total Short-Term Investments - 43.2%
(Cost $13,632,212)		13,632,212

Total Investments - 142.1%
(Cost $41,774,334) †		44,845,700
Other Assets & Liabilities, Net - (42.1)%		(13,287,209)
NET ASSETS - 100.0%		$31,558,491

	2025 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 97.0%
23,938	iShares Barclays TIPS Bond Fund	$2,694,940
54,600	Market Vectors Emerging Markets Local Currency Bond ETF	1,326,780
33,076	SPDR Barclays Capital High Yield Bond ETF	1,317,748
23,492	SPDR Barclays Capital International Treasury Bond ETF	1,371,228
166,760	Vanguard Europe Pacific ETF	6,600,361
45,131	Vanguard FTSE Emerging Markets ETF(a)	1,810,204
16,200	Vanguard Global ex-U.S. Real Estate ETF	918,864
12,450	Vanguard REIT ETF(a)	823,692
173,260	Vanguard S&P 500 ETF(a)	13,341,020
58,400	Vanguard Scottsdale Funds	4,871,728
35,840	Vanguard Short-Term Inflation-Protected Securities ETF	1,771,571
12,150	Vanguard Small-Cap Growth ETF(a)	1,390,689
25,117	Vanguard Small-Cap Value ETF(a)	2,266,558
49,502	Vanguard Total Bond Market ETF	4,003,722

Total Exchange Traded Funds - 97.0%
(Cost $39,627,715)		44,509,105

SHORT-TERM INVESTMENTS (c) - 39.5%
1,360,562	Northern Trust Institutional Government Select Portfolio, 0.01%	1,360,562
16,761,394	Northern Trust Institutional Liquid Asset Portfolio, 0.01% (b)	16,761,394

Total Short-Term Investments - 39.5%
(Cost $18,121,956)		18,121,956
Total Investments - 136.5%
(Cost $57,749,671) †		62,631,061
Other Assets & Liabilities, Net - (36.5)%		(16,756,208)
NET ASSETS - 100.0%		$45,874,853

Wilshire Variable Insurance Trust	September 30, 2013
Schedule of Investments	(Unaudited)

	2035 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 97.0%
18,271	iShares Barclays TIPS Bond Fund	$2,056,949
41,750	Market Vectors Emerging Markets Local Currency Bond ETF	1,014,525
25,320	SPDR Barclays Capital High Yield Bond ETF	1,008,749
17,966	SPDR Barclays Capital International Treasury Bond ETF	1,048,676
259,640	Vanguard Europe Pacific ETF	10,276,551
51,819	Vanguard FTSE Emerging Markets ETF(a)	2,078,460
18,590	Vanguard Global ex-U.S. Real Estate ETF	1,054,425
14,284	Vanguard REIT ETF(a)	945,029
231,760	Vanguard S&P 500 ETF(a)	17,845,520
60,900	Vanguard Scottsdale Funds	5,080,278
20,550	Vanguard Short-Term Inflation-Protected Securities ETF	1,015,787
13,929	Vanguard Small-Cap Growth ETF(a)	1,594,313
23,041	Vanguard Small-Cap Value ETF(a)	2,079,220
50,464	Vanguard Total Bond Market ETF	4,081,528

Total Exchange Traded Funds - 97.0%
(Cost $45,163,522)		51,180,010

SHORT-TERM INVESTMENTS (c) - 43.5%
1,511,143	Northern Trust Institutional Government Select Portfolio, 0.01%	1,511,143
21,456,115	Northern Trust Institutional Liquid Asset Portfolio, 0.01% (b)	21,456,115

Total Short-Term Investments - 43.5%
(Cost $22,967,258)		22,967,258
Total Investments - 140.5%
(Cost $68,130,780) †		74,147,268
Other Assets & Liabilities, Net - (40.5)%		(21,391,551)
NET ASSETS - 100.0%		$52,755,717

†	The federal tax cost and unrealized appreciation and depreciation at September 30, 2013 for each Fund is as follows:

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealize Depreciation

2015 ETF Fund	$41,776,751	$3,378,080	$(309,131)
2025 ETF Fund	57,752,731	5,278,789	(400,459)
2035 ETF Fund	68,130,780	6,516,916	(500,428)

(a)
This security or a partial position of this security is on loan at September 30, 2013. The total market value of securities on loan at  September 30, 2013 for the 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund was $12,931,774, $16,318,492 and $20,890,264, respectively.

(b)
This security was purchased with cash collateral held from securities on loan. The total value of such securities at  September 30, 2013 for 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund was $13,274,245, $16,761,394 and $21,456,115, respectively.

(c)	Rate shown is the 7-day effective yield as of September 30, 2013.

ETF — Exchange Traded Fund
FTSE — Financial Times and the London Stock Exchange
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
SPDR — Standard & Poor's Depositary Receipt
TIPS — Treasury Inflationary Protection Securities

As of September 30, 2013, each of the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.  For the period ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Item 2.   Controls and Procedures

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 .

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)	/s/ Jason Schwarz
Jason Schwarz, President

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Schwarz
Jason Schwarz, President

Date: November 27, 2013

By (Signature and Title)	/s/ Michael Wauters
Michael Wauters, Treasurer

Date: November 27, 2013